As filed with the Securities and Exchange Commission on November 28, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-10487

Hotchkis & Wiley Funds
 (Exact name of registrant as specified in charter)

725 South Figueroa Street, 39th Floor
Los Angeles, California 90017-5439
 (Address of principal executive offices) (Zip code)

Anna Marie Lopez
Hotchkis & Wiley Capital Management, LLC
725 South Figueroa Street, 39th Floor
Los Angeles, California 90017-5439
 (Name and address of agent for service)

Copy to:

Maureen A. Miller, Esq.
Joseph M. Mannon, Esq.
Vedder Price P.C.
222 North LaSalle Street, 26th Floor
Chicago, Illinois  60601

(213) 430-1000
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2017

Date of reporting period:  September 30, 2016

Item 1. Schedule of Investments.
Schedule of Investments - September 30, 2016
Hotchkis & Wiley Diversified Value Fund (Unaudited)
	Shares
COMMON STOCKS - 99.72%	Held	Value
CONSUMER DISCRETIONARY - 14.89%
Auto Components - 2.76%
Johnson Controls International PLC	59,747	$2,780,028
Magna International, Inc.	15,200	652,840
		3,432,868
Automobiles - 3.62%
General Motors Company	73,900	2,347,803
Harley-Davidson, Inc.	18,200	957,138
Honda Motor Company Ltd. - ADR	41,100	1,188,612
		4,493,553
Media - 5.70%
CBS Corp.	28,600	1,565,564
Comcast Corp.	26,800	1,777,912
Discovery Communications, Inc. - Class A (a)	87,900	2,366,268
Discovery Communications, Inc. - Class C (a)	28,900	760,359
Omnicom Group, Inc.	7,300	620,500
		7,090,603
Multiline Retail - 1.59%
Nordstrom, Inc. (l)	18,800	975,344
Target Corp.	14,500	995,860
		1,971,204
Specialty Retail - 1.22%
Bed Bath & Beyond, Inc.	35,200	1,517,472
TOTAL CONSUMER DISCRETIONARY		18,505,700

CONSUMER STAPLES - 2.26%
Food & Staples Retailing - 1.03%
Wal-Mart Stores, Inc.	17,800	1,283,736

Food Products - 1.23%
Bunge Ltd.	10,000	592,300
Kellogg Company	12,000	929,640
		1,521,940
TOTAL CONSUMER STAPLES		2,805,676

ENERGY - 10.73%
Oil, Gas & Consumable Fuels - 10.73%
Cobalt International Energy, Inc. (a)	337,100	418,004
Hess Corp.	77,100	4,134,102
Kosmos Energy Ltd. (a)	109,100	699,331
Marathon Oil Corp.	276,100	4,365,141
Murphy Oil Corp.	51,900	1,577,760
Royal Dutch Shell PLC - ADR	42,762	2,141,093
TOTAL ENERGY		13,335,431

FINANCIALS - 28.70%
Banks - 15.34%
Bank of America Corp.	348,322	5,451,239
Citigroup, Inc.	111,174	5,250,748
Citizens Financial Group, Inc.	115,200	2,846,592
JPMorgan Chase & Company	37,300	2,483,807
Regions Financial Corp.	125,500	1,238,685
Wells Fargo & Company	40,334	1,785,990
		19,057,061
Capital Markets - 4.35%
The Goldman Sachs Group, Inc.	7,300	1,177,271
Morgan Stanley	74,000	2,372,440
State Street Corp.	26,600	1,852,158
		5,401,869
Consumer Finance - 1.90%
Capital One Financial Corp.	32,900	2,363,207

Insurance - 7.11%
The Allstate Corp.	18,200	1,259,076
American International Group, Inc.	101,700	6,034,878
Unum Group	43,800	1,546,578
		8,840,532
TOTAL FINANCIALS		35,662,669

HEALTH CARE - 9.29%
Biotechnology - 0.88%
Biogen, Inc. (a)	3,500	1,095,605

Health Care Equipment & Supplies - 1.27%
Medtronic PLC	7,282	629,165
Zimmer Biomet Holdings, Inc.	7,300	949,146
		1,578,311
Health Care Providers & Services - 2.72%
Anthem, Inc.	22,000	2,756,820
Humana, Inc.	3,500	619,115
		3,375,935
Pharmaceuticals - 4.42%
GlaxoSmithKline PLC - ADR	57,100	2,462,723
Sanofi - ADR	79,400	3,032,286
		5,495,009
TOTAL HEALTH CARE		11,544,860

INDUSTRIALS - 11.76%
Aerospace & Defense - 3.33%
The Boeing Company	13,500	1,778,490
Embraer SA - ADR	25,800	445,308
Rockwell Collins, Inc.	22,700	1,914,518
		4,138,316
Electrical Equipment - 1.03%
Eaton Corp. PLC	19,500	1,281,345

Industrial Conglomerates - 1.41%
Koninklijke Philips NV	59,046	1,747,171

Machinery - 5.99%
CNH Industrial NV	248,900	1,797,058
Cummins, Inc.	26,500	3,395,975
PACCAR, Inc.	11,000	646,580
Parker-Hannifin Corp.	12,800	1,606,784
		7,446,397
TOTAL INDUSTRIALS		14,613,229

INFORMATION TECHNOLOGY - 15.06%
Communications Equipment - 2.07%
Telefonaktiebolaget LM Ericsson - ADR	357,400	2,576,854

Electronic Equipment, Instruments & Components - 3.50%
Corning, Inc.	166,800	3,944,820
TE Connectivity Ltd.	6,300	405,594
		4,350,414
IT Services - 0.51%
Teradata Corp. (a)	20,400	632,400

Software - 6.83%
Microsoft Corp.	82,100	4,728,960
Oracle Corp.	95,700	3,759,096
		8,488,056
Technology Hardware, Storage & Peripherals - 2.15%
Hewlett Packard Enterprise Company	117,400	2,670,850
TOTAL INFORMATION TECHNOLOGY		18,718,574

MATERIALS - 1.33%
Containers & Packaging - 1.33%
International Paper Company	21,200	1,017,176
Packaging Corp. of America	7,800	633,828
TOTAL MATERIALS		1,651,004

TELECOMMUNICATION SERVICES - 1.87%
Wireless Telecommunication Services - 1.87%
Vodafone Group PLC - ADR	79,863	2,328,007
TOTAL TELECOMMUNICATION SERVICES		2,328,007

UTILITIES - 3.83%
Electric Utilities - 0.91%
PPL Corp.	16,500	570,405
The Southern Company	10,900	559,170
		1,129,575
Independent Power and Renewable Electricity Producers - 2.92%
Calpine Corp. (a)	203,300	2,569,712
NRG Energy, Inc.	94,900	1,063,829
		3,633,541
TOTAL UTILITIES		4,763,116

Total common stocks (Cost $171,656,130)		123,928,266
Total long-term investments (Cost $171,656,130)		123,928,266

COLLATERAL FOR SECURITIES ON LOAN - 0.60%
Money Market Funds - 0.60%
Invesco Government & Agency Portfolio - Institutional Class, 0.31%^	740,955	740,955
Total collateral for securities on loan (Cost $740,955)		740,955

	Principal
SHORT-TERM INVESTMENTS - 0.25%	Amount
Time Deposits - 0.25%
Standard Chartered Bank, 0.15%, 10/03/2016*	$311,322	311,322
Total short-term investments (Cost $311,322)		311,322

Total investments - 100.57% (Cost $172,708,407)		124,980,543

Liabilities in excess of other assets - (0.57)%		(710,158)

Net assets - 100.00%		$124,270,385

(a)	- Non-income producing security.
(l)
- All or a portion of this security is on loan.  The total market value of securities on loan was $725,868. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

ADR	- American Depositary Receipt
^	- Rate shown is the 7-day yield as of September 30, 2016.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 68 industries and 157 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - September 30, 2016
Hotchkis & Wiley Large Cap Value Fund (Unaudited)

	Shares
COMMON STOCKS - 99.81%	Held	Value
CONSUMER DISCRETIONARY - 14.56%
Auto Components - 2.87%
Johnson Controls International PLC	233,119	$10,847,017
Magna International, Inc.	58,300	2,503,985
		13,351,002
Automobiles - 3.59%
General Motors Company	275,600	8,755,812
Harley-Davidson, Inc.	67,100	3,528,789
Honda Motor Company Ltd. - ADR	153,100	4,427,652
		16,712,253
Media - 5.16%
CBS Corp.	106,700	5,840,758
Comcast Corp.	99,500	6,600,830
Discovery Communications, Inc. - Class A (a)	325,500	8,762,460
Discovery Communications, Inc. - Class C (a)	107,400	2,825,694
		24,029,742
Multiline Retail - 1.56%
Nordstrom, Inc. (l)	69,700	3,616,036
Target Corp.	52,900	3,633,172
		7,249,208
Specialty Retail - 1.38%
Bed Bath & Beyond, Inc.	149,300	6,436,323
TOTAL CONSUMER DISCRETIONARY		67,778,528

CONSUMER STAPLES - 1.20%
Food & Staples Retailing - 1.20%
Wal-Mart Stores, Inc.	77,200	5,567,664
TOTAL CONSUMER STAPLES		5,567,664

ENERGY - 11.25%
Oil, Gas & Consumable Fuels - 11.25%
Hess Corp.	288,900	15,490,818
Marathon Oil Corp.	1,168,200	18,469,242
Murphy Oil Corp.	279,200	8,487,680
Royal Dutch Shell PLC - ADR	197,972	9,912,458
TOTAL ENERGY		52,360,198

FINANCIALS - 29.30%
Banks - 15.15%
Bank of America Corp.	1,383,049	21,644,717
Citigroup, Inc.	446,888	21,106,520
Citizens Financial Group, Inc.	359,500	8,883,245
JPMorgan Chase & Company	163,500	10,887,465
Wells Fargo & Company	181,363	8,030,754
		70,552,701
Capital Markets - 3.78%
The Goldman Sachs Group, Inc.	37,200	5,999,244
State Street Corp.	166,700	11,607,321
		17,606,565
Consumer Finance - 2.51%
Capital One Financial Corp.	162,500	11,672,375

Insurance - 7.86%
The Allstate Corp.	67,700	4,683,486
American International Group, Inc.	420,600	24,958,404
Unum Group	197,100	6,959,601
		36,601,491
TOTAL FINANCIALS		136,433,132

HEALTH CARE - 9.43%
Health Care Equipment & Supplies - 1.80%
Medtronic PLC	27,100	2,341,440
Zimmer Biomet Holdings, Inc.	46,400	6,032,928
		8,374,368
Health Care Providers & Services - 3.22%
Anthem, Inc.	101,300	12,693,903
Humana, Inc.	13,100	2,317,259
		15,011,162
Pharmaceuticals - 4.41%
GlaxoSmithKline PLC - ADR	216,600	9,341,958
Sanofi - ADR	292,900	11,185,851
		20,527,809
TOTAL HEALTH CARE		43,913,339

INDUSTRIALS - 10.97%
Aerospace & Defense - 2.11%
The Boeing Company	58,900	7,759,486
Embraer SA - ADR	120,600	2,081,556
		9,841,042

Industrial Conglomerates - 1.70%
Koninklijke Philips NV	267,966	7,929,114

Machinery - 6.76%
CNH Industrial NV (l)	945,200	6,824,344
Cummins, Inc.	117,700	15,083,255
PACCAR, Inc.	40,800	2,398,224
Parker-Hannifin Corp.	57,000	7,155,210
		31,461,033
Professional Services - 0.40%
ManpowerGroup, Inc.	25,800	1,864,308
TOTAL INDUSTRIALS		51,095,497

INFORMATION TECHNOLOGY - 15.38%
Communications Equipment - 2.08%
Telefonaktiebolaget LM Ericsson - ADR	1,342,700	9,680,867

Electronic Equipment, Instruments & Components - 4.19%
Corning, Inc.	618,200	14,620,430
TE Connectivity Ltd.	75,700	4,873,566
		19,493,996
Software - 6.99%
Microsoft Corp.	306,900	17,677,440
Oracle Corp.	378,800	14,879,264
		32,556,704
Technology Hardware, Storage & Peripherals - 2.12%
Hewlett Packard Enterprise Company	434,500	9,884,875
TOTAL INFORMATION TECHNOLOGY		71,616,442

MATERIALS - 1.92%
Containers & Packaging - 1.92%
International Paper Company	186,200	8,933,876
TOTAL MATERIALS		8,933,876

TELECOMMUNICATION SERVICES - 2.24%
Wireless Telecommunication Services - 2.24%
Vodafone Group PLC - ADR	357,744	10,428,237
TOTAL TELECOMMUNICATION SERVICES		10,428,237

UTILITIES - 3.56%
Electric Utilities - 0.46%
PPL Corp.	62,000	2,143,340

Independent Power and Renewable Electricity Producers - 3.10%
Calpine Corp. (a)	772,900	9,769,456
NRG Energy, Inc.	418,000	4,685,780
		14,455,236
TOTAL UTILITIES		16,598,576

Total common stocks (Cost $560,752,885)		464,725,489
Total long-term investments (Cost $560,752,885)		464,725,489

COLLATERAL FOR SECURITIES ON LOAN - 0.75%
Money Market Funds - 0.75%
Invesco Government & Agency Portfolio - Institutional Class, 0.31%^	3,487,600	3,487,600
Total collateral for securities on loan (Cost $3,487,600)		3,487,600

	Principal
SHORT-TERM INVESTMENTS - 0.29%	Amount
Time Deposits - 0.29%
Deutsche Bank AG, 0.15%, 10/03/2016*	$1,359,864	1,359,864
Total short-term investments (Cost $1,359,864)		1,359,864

Total investments - 100.85% (Cost $565,600,349)		469,572,953

Liabilities in excess of other assets - (0.85)%		(3,947,731)

Net assets - 100.00%		$465,625,222

(a)	- Non-income producing security.
(l)
- All or a portion of this security is on loan.  The total market value of securities on loan was $3,397,080. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

ADR	- American Depositary Receipt
^	- Rate shown is the 7-day yield as of September 30, 2016.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 68 industries and 157 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - September 30, 2016
Hotchkis & Wiley Mid-Cap Value Fund (Unaudited)

	Shares
COMMON STOCKS - 99.04%	Held	Value
CONSUMER DISCRETIONARY - 17.71%
Auto Components - 3.38%
The Goodyear Tire & Rubber Company	2,141,100	$69,157,530

Household Durables - 1.88%
TRI Pointe Group, Inc. (a)	2,923,500	38,531,730

Media - 3.95%
Discovery Communications, Inc. - Class A (a)	1,611,100	43,370,812
Discovery Communications, Inc. - Class C (a)	354,900	9,337,419
News Corp.	2,005,500	28,036,890
		80,745,121
Multiline Retail - 1.69%
Kohl's Corp.	790,700	34,593,125

Specialty Retail - 6.81%
Bed Bath & Beyond, Inc.	1,116,500	48,132,315
Best Buy Company, Inc.	231,500	8,838,670
Office Depot, Inc.	18,111,900	64,659,483
Rent-A-Center, Inc.	725,400	9,169,056
Staples, Inc.	1,014,600	8,674,830
		139,474,354
TOTAL CONSUMER DISCRETIONARY		362,501,860

CONSUMER STAPLES - 1.49%
Food Products - 1.49%
Bunge Ltd.	515,700	30,544,911
TOTAL CONSUMER STAPLES		30,544,911

ENERGY - 17.66%
Energy Equipment & Services - 0.74%
McDermott International, Inc. (a)	3,035,300	15,206,853

Oil, Gas & Consumable Fuels - 16.92%
Cairn Energy PLC (a) (v)	23,830,800	58,050,139
Cobalt International Energy, Inc. (a)	16,578,000	20,556,720
Hess Corp.	81,600	4,375,392
InterOil Corp. (a) (l)	110,300	5,616,476
Kosmos Energy Ltd. (a)	10,949,300	70,185,013
Marathon Oil Corp.	2,790,500	44,117,805
Murphy Oil Corp.	838,400	25,487,360
Ophir Energy PLC (a) (o) (v)	57,756,000	58,044,585
Whiting Petroleum Corp. (a) (l)	6,843,300	59,810,442
		346,243,932
TOTAL ENERGY		361,450,785

FINANCIALS - 26.03%
Banks - 15.08%
CIT Group, Inc.	1,267,100	45,995,730
Citizens Financial Group, Inc.	2,849,100	70,401,261
Fifth Third Bancorp	1,110,300	22,716,738
Popular, Inc.	2,233,900	85,379,658
Regions Financial Corp.	7,544,600	74,465,202
SunTrust Banks, Inc.	115,300	5,050,140
Zions Bancorporation	150,100	4,656,102
		308,664,831
Consumer Finance - 1.84%
Ally Financial, Inc.	587,700	11,442,519
Santander Consumer USA Holdings, Inc. (a)	2,143,200	26,061,312
		37,503,831
Insurance - 7.73%
Alleghany Corp. (a)	7,770	4,079,406
Brown & Brown, Inc.	1,192,500	44,969,175
CNO Financial Group, Inc.	608,300	9,288,741
Enstar Group Ltd. (a)	30,000	4,934,100
Unum Group	1,046,700	36,958,977
Willis Towers Watson PLC	436,677	57,977,605
		158,208,004
Thrifts & Mortgage Finance - 1.38%
PHH Corp. (a)	1,955,200	28,252,640
TOTAL FINANCIALS		532,629,306

HEALTH CARE - 0.20%
Health Care Providers & Services - 0.20%
LifePoint Health, Inc. (a)	70,300	4,163,869
TOTAL HEALTH CARE		4,163,869

INDUSTRIALS - 8.93%
Aerospace & Defense - 0.93%
Embraer SA - ADR	1,098,900	18,967,014

Air Freight & Logistics - 2.52%
Royal Mail PLC (v)	8,115,600	51,498,274

Machinery - 5.07%
Allison Transmission Holdings, Inc.		308,200	8,839,176
Cummins, Inc.		207,700	26,616,755
Navistar International Corp. (a)		2,987,500	68,383,875
			103,839,806
Road & Rail - 0.41%
Avis Budget Group, Inc. (a)		244,300	8,357,503
TOTAL INDUSTRIALS			182,662,597

INFORMATION TECHNOLOGY - 18.87%
Communications Equipment - 5.61%
ARRIS International PLC (a)		2,733,900	77,451,387
Telefonaktiebolaget LM Ericsson - ADR		5,186,500	37,394,665
			114,846,052
Electronic Equipment, Instruments & Components - 7.14%
Avnet, Inc.		854,600	35,089,876
CDW Corp.		824,900	37,722,677
Corning, Inc.		3,101,900	73,359,935
			146,172,488
IT Services - 0.95%
Teradata Corp. (a)		622,900	19,309,900

Semiconductors & Semiconductor Equipment - 3.14%
Marvell Technology Group Ltd.		2,549,300	33,829,211
ON Semiconductor Corp. (a)		2,474,700	30,488,304
			64,317,515
Technology Hardware, Storage & Peripherals - 2.03%
Hewlett Packard Enterprise Company		1,827,300	41,571,075
TOTAL INFORMATION TECHNOLOGY			386,217,030

REAL ESTATE - 1.32%
Equity Real Estate Investment Trusts - 1.32%
Corrections Corp. of America		186,200	2,582,594
The GEO Group, Inc.		1,025,400	24,384,012
TOTAL REAL ESTATE			26,966,606

UTILITIES - 6.83%
Independent Power and Renewable Electricity Producers - 6.83%
Calpine Corp. (a)		5,540,300	70,029,392
NRG Energy, Inc.		6,226,600	69,800,186
TOTAL UTILITIES			139,829,578

Total common stocks (Cost $2,248,251,391)			2,026,966,542

Total long-term investments (Cost $2,248,251,391)			2,026,966,542

COLLATERAL FOR SECURITIES ON LOAN - 0.23%
Money Market Funds - 0.23%
Invesco Government & Agency Portfolio - Institutional Class, 0.31%^		4,687,460	4,687,460
Total collateral for securities on loan (Cost $4,687,460)			4,687,460
	Principal
SHORT-TERM INVESTMENTS - 0.82%	Amount
Time Deposits - 0.82%
Brown Brothers Harriman & Co., 0.05%, 10/03/2016*	GBP	47	62
Deutsche Bank AG, 0.15%, 10/03/2016*		$16,810,791	16,810,791
Total short-term investments (Cost $16,810,854)			16,810,853

Total investments - 100.09% (Cost $2,269,749,705)			2,048,464,855

Liabilities in excess of other assets - (0.09)%			(1,913,352)

Net assets - 100.00%			$2,046,551,503

(a)	- Non-income producing security.
(l)
- All or a portion of this security is on a loan. The total market value of securities on loan was $4,524,883. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(o)
- Affiliated issuer.  An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of the Fund's investments in securities of affiliated issuers held during the three months ended September 30, 2016, is set forth below:

		Share Balance At			Share Balance At	Dividend	Value At
	Issuer Name	July 1, 2016	Additions	Reductions	September 30, 2016	Income	September 30, 2016
	Navistar International Corp. +	4,648,000	-	1,660,500	2,987,500	$ -	$ 68,383,875
	Ophir Energy PLC	57,905,300	-	149,300	57,756,000	-	58,044,585

+ Issuer was not an affiliate as of September 30, 2016

(v)
- Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model.  The total market value of these securities was $167,592,998, which represented 8.19% of net assets.  See Security Valuation below.

ADR	- American Depositary Receipt
GBP	- British Pounds
^	- Rate shown is the 7-day yield as of September 30, 2016.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 68 industries and 157 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - September 30, 2016
Hotchkis & Wiley Small Cap Value Fund (Unaudited)

	Shares
COMMON STOCKS - 100.31%	Held	Value
CONSUMER DISCRETIONARY - 10.48%
Hotels, Restaurants & Leisure - 0.55%
Golden Entertainment, Inc.	92,400	$1,152,228
Ruby Tuesday, Inc. (a)	1,233,700	3,084,250
		4,236,478
Household Durables - 3.85%
M/I Homes, Inc. (a)	520,300	12,263,471
TRI Pointe Group, Inc. (a)	1,331,300	17,546,534
		29,810,005
Specialty Retail - 6.08%
Group 1 Automotive, Inc.	66,300	4,235,244
Office Depot, Inc.	7,607,200	27,157,704
Sonic Automotive, Inc.	836,900	15,733,720
		47,126,668
TOTAL CONSUMER DISCRETIONARY		81,173,151

ENERGY - 4.65%
Energy Equipment & Services - 0.77%
McDermott International, Inc. (a)	1,194,500	5,984,445

Oil, Gas & Consumable Fuels - 3.88%
Cairn Energy PLC (a) (v)	2,507,600	6,108,336
Cobalt International Energy, Inc. (a)	2,344,300	2,906,932
Kosmos Energy Ltd. (a)	1,511,200	9,686,792
PBF Energy, Inc.	178,500	4,041,240
Rockhopper Exploration PLC (a) (v)	5,087,900	1,822,463
Whiting Petroleum Corp. (a)	624,200	5,455,508
		30,021,271
TOTAL ENERGY		36,005,716

FINANCIALS - 28.05%
Banks - 12.78%
Associated Banc-Corp	453,500	8,884,065
The Bank of NT Butterfield & Son Ltd. (a)	228,800	5,665,088
First BanCorp (a)	2,140,700	11,131,640
First Hawaiian, Inc. (a)	361,400	9,707,204
First Horizon National Corp.	1,133,831	17,268,246
Investors Bancorp, Inc.	259,700	3,118,997
KeyCorp	1,374,104	16,722,846
Popular, Inc.	694,300	26,536,146
		99,034,232
Capital Markets - 1.11%
Oppenheimer Holdings, Inc.	600,500	8,581,145

Consumer Finance - 1.01%
SLM Corp. (a)	1,049,300	7,838,271

Insurance - 11.03%
CNO Financial Group, Inc.	819,500	12,513,765
Enstar Group Ltd. (a)	137,600	22,631,072
Global Indemnity PLC (a)	382,736	11,367,259
Horace Mann Educators Corp. (c)	1,062,500	38,940,625
		85,452,721
Thrifts & Mortgage Finance - 2.12%
PHH Corp. (a)	710,200	10,262,390
Washington Federal, Inc.	231,100	6,165,748
		16,428,138
TOTAL FINANCIALS		217,334,507

HEALTH CARE - 6.60%
Health Care Equipment & Supplies - 0.80%
Invacare Corp.	556,200	6,212,754

Health Care Providers & Services - 5.22%
Hanger, Inc. (a) (o)	2,056,100	17,476,850
LifePoint Health, Inc. (a)	387,500	22,951,625
		40,428,475
Pharmaceuticals - 0.58%
Phibro Animal Health Corp.	166,000	4,511,880
TOTAL HEALTH CARE		51,153,109

INDUSTRIALS - 27.37%
Building Products - 2.60%
Masonite International Corp. (a)	324,400	20,167,948

Commercial Services & Supplies - 0.71%
The Brink's Company	147,800	5,480,424

Construction & Engineering - 6.61%
KBR, Inc.	1,946,000	29,442,980
Tutor Perini Corp. (a)	1,011,900	21,725,493
		51,168,473
Machinery - 7.68%
EnPro Industries, Inc.	557,900	31,699,878
Meritor, Inc. (a)	992,300	11,044,299
Miller Industries, Inc. (o)	691,700	15,763,843
Navistar International Corp. (a)	43,700	1,000,293
		59,508,313
Marine - 3.73%
Matson, Inc. (c)	725,300	28,924,964

Professional Services - 0.94%
Hudson Global, Inc. (a) (o)	2,216,400	3,413,256
Korn/Ferry International	183,300	3,849,300
		7,262,556
Trading Companies & Distributors - 5.10%
Rush Enterprises, Inc. (a) (c) (o)	1,613,800	39,505,824
TOTAL INDUSTRIALS		212,018,502

INFORMATION TECHNOLOGY - 9.98%
Communications Equipment - 6.33%
ARRIS International PLC (a)	1,343,300	38,055,689
Extreme Networks, Inc. (a)	2,443,100	10,969,519
		49,025,208
Semiconductors & Semiconductor Equipment - 3.65%
Diodes, Inc. (a)	689,200	14,707,528
ON Semiconductor Corp. (a)	1,099,200	13,542,144
		28,249,672
TOTAL INFORMATION TECHNOLOGY		77,274,880

MATERIALS - 3.31%
Chemicals - 1.44%
American Vanguard Corp.	693,200	11,132,791

Metals & Mining - 1.87%
Noranda Aluminum Holding Corp. (a) (o)	800,300	14,646
Real Industry, Inc. (a) (o)	2,366,508	14,483,029
		14,497,675
TOTAL MATERIALS		25,630,466

REAL ESTATE - 4.61%
Equity Real Estate Investment Trusts - 4.61%
The GEO Group, Inc. (c)	726,396	17,273,697
Granite Real Estate Investment Trust	326,700	10,016,622
Pebblebrook Hotel Trust	133,500	3,551,100
Seritage Growth Properties (l)	96,500	4,890,620
TOTAL REAL ESTATE		35,732,039

UTILITIES - 5.26%
Electric Utilities - 4.16%
Great Plains Energy, Inc. (c)	729,900	19,918,971
Portland General Electric Company	289,500	12,329,805
		32,248,776
Independent Power and Renewable Electricity Producers - 1.10%
NRG Energy, Inc.	760,299	8,522,952
TOTAL UTILITIES		40,771,728

Total common stocks (Cost $782,765,456)		777,094,098

Total long-term investments (Cost $782,765,456)		777,094,098

COLLATERAL FOR SECURITIES ON LOAN - 0.49%
Money Market Funds - 0.49%
Invesco Government & Agency Portfolio - Institutional Class, 0.31%^	3,792,520	3,792,520
Total collateral for securities on loan (Cost $3,792,520)		3,792,520

	Principal
SHORT-TERM INVESTMENTS - 0.15%	Amount
Time Deposits - 0.15%
Deutsche Bank AG, 0.15%, 10/03/2016*	$1,185,402	1,185,402
Total short-term investments (Cost $1,185,402)		1,185,402

Total investments - 100.95% (Cost $787,743,378)		782,072,020

Liabilities in excess of other assets - (0.95)%		(7,363,197)

Net assets - 100.00%		$774,708,823

(a)	- Non-income producing security.
(c)	- All or a portion of this security is segregated as collateral.
(l)
- All or a portion of this security is on loan.  The total market value of securities on loan was $3,717,904.  The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(o)
- Affiliated issuer.  An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of the Fund's investments in securities of affiliated issuers held during the three months ended September 30, 2016, is set forth below:

		Share Balance At			Share Balance At	Dividend	Value At
	Issuer Name	July 1, 2016	Additions	Reductions	September 30, 2016	Income	September 30, 2016
	Hanger, Inc.	2,056,100	-	-	2,056,100	$ -	$ 17,476,850
	Hudson Global, Inc.	2,216,400	-	-	2,216,400	-	3,413,256
	Miller Industries, Inc.	707,800	-	16,100	691,700	120,326	15,763,843
	Noranda Aluminum Holding Corp.	450,000	350,300	-	800,300	-	14,646
	Real Industry, Inc.	2,420,708	-	54,200	2,366,508	-	14,483,029
	Rush Enterprises, Inc.	1,861,400	-	247,600	1,613,800	-	39,505,824
						$ 120,326
(v)
- Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model.  The total market value of these securities was $7,930,799, which represented 1.02% of net assets.  See Security Valuation below.

^	- Rate shown is the 7-day yield as of September 30, 2016.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 68 industries and 157 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - September 30, 2016
Hotchkis & Wiley Small Cap Diversified Value Fund (Unaudited)

	Shares
COMMON STOCKS - 95.63%	Held	Value
CONSUMER DISCRETIONARY - 13.84%
Auto Components - 1.65%
American Axle & Manufacturing Holdings, Inc. (a)	1,898	$32,684
Dana, Inc.	3,708	57,808
Modine Manufacturing Company (a)	1,417	16,806
Shiloh Industries, Inc. (a)	2,513	17,767
Standard Motor Products, Inc.	431	20,585
Strattec Security Corp.	1,720	60,715
Tenneco, Inc. (a)	1,114	64,912
		271,277
Automobiles - 0.36%
Thor Industries, Inc.	690	58,443

Distributors - 0.19%
Weyco Group, Inc.	1,130	30,363

Diversified Consumer Services - 0.55%
American Public Education, Inc. (a)	703	13,926
Capella Education Company	239	13,872
DeVry Education Group, Inc.	764	17,618
Sotheby's (a)	1,186	45,092
		90,508
Hotels, Restaurants & Leisure - 0.90%
Interval Leisure Group, Inc.	3,571	61,314
Marriott Vacations Worldwide Corp.	218	15,984
Speedway Motorsports, Inc.	778	13,895
Tropicana Entertainment, Inc. (a)	2,408	57,190
		148,383
Household Durables - 3.35%
Century Communities, Inc. (a)	896	19,273
CSS Industries, Inc.	1,059	27,089
GoPro, Inc. (a)	4,215	70,306
Green Brick Partners, Inc. (a)	5,652	46,686
LGI Homes, Inc. (a)	1,748	64,396
M/I Homes, Inc. (a)	3,129	73,751
Taylor Morrison Home Corp. (a)	3,173	55,845
TRI Pointe Group, Inc. (a)	4,923	64,885
William Lyon Homes (a)	3,029	56,188
ZAGG, Inc. (a)	8,861	71,774
		550,193
Internet & Catalog Retail - 0.27%
Lands' End, Inc. (a)	1,876	27,202
PetMed Express, Inc.	822	16,670
		43,872
Leisure Products - 1.31%
Arctic Cat, Inc. (a)	4,190	64,903
Johnson Outdoors, Inc.	1,820	66,193
Malibu Boats, Inc. (a)	3,442	51,286
MCBC Holdings, Inc.	2,800	31,920
		214,302
Media - 1.25%
Entercom Communications Corp.	1,359	17,585
Harte-Hanks, Inc. (a)	39,845	64,550
Saga Communications, Inc.	689	31,239
Salem Media Group, Inc.	7,651	44,988
Townsquare Media, Inc. (a)	5,003	46,728
		205,090
Multiline Retail - 0.32%
Dillard's, Inc.	831	52,361

Specialty Retail - 2.85%
Asbury Automotive Group, Inc. (a)	237	13,194
Barnes & Noble Education, Inc. (a)	6,607	63,229
Boot Barn Holdings, Inc. (a)	1,458	16,592
The Buckle, Inc.	1,940	46,618
Destination Maternity Corp. (a)	4,333	30,678
GameStop Corp.	2,207	60,891
Hibbett Sports, Inc. (a)	795	31,721
Lithia Motors, Inc.	163	15,570
Office Depot, Inc.	16,847	60,144
Sears Hometown and Outlet Stores, Inc. (a)	12,795	63,079
Sonic Automotive, Inc.	3,494	65,686
		467,402

Textiles, Apparel & Luxury Goods - 0.84%
Deckers Outdoor Corp. (a)	486	28,941
Iconix Brand Group, Inc. (a)	1,735	14,088
Movado Group, Inc.	2,265	48,653
Rocky Brands, Inc.	3,045	32,186
Steven Madden Ltd. (a)	397	13,720
		137,588
TOTAL CONSUMER DISCRETIONARY		2,269,782

CONSUMER STAPLES - 1.11%
Food & Staples Retailing - 0.17%
United Natural Foods, Inc. (a)	695	27,828

Food Products - 0.11%
Omega Protein Corp. (a)	805	18,813

Personal Products - 0.65%
Medifast, Inc.	505	19,084
Nature's Sunshine Products, Inc.	2,184	34,944
Nu Skin Enterprises, Inc.	522	33,815
Nutraceutical International Corp. (a)	592	18,494
		106,337
Tobacco - 0.18%
Universal Corp.	513	29,867
TOTAL CONSUMER STAPLES		182,845

ENERGY - 9.45%
Energy Equipment & Services - 3.72%
CARBO Ceramics, Inc. (a)	6,257	68,452
CSI Compressco LP	2,416	25,585
Dril-Quip, Inc. (a)	1,260	70,232
Geospace Technologies Corp. (a)	3,634	70,790
Gulf Island Fabrication, Inc.	8,061	74,162
Matrix Service Company (a)	1,571	29,472
McDermott International, Inc. (a)	13,865	69,464
Oil States International, Inc. (a)	1,749	55,216
RigNet, Inc. (a)	4,514	68,252
SEACOR Holdings, Inc. (a)	813	48,365
Tidewater, Inc. (a)	4,669	13,167
Unit Corp. (a)	914	17,000
		610,157
Oil, Gas & Consumable Fuels - 5.73%
Alon USA Energy, Inc.	7,878	63,497
Alon USA Partners LP	7,828	67,243
BP Prudhoe Bay Royalty Trust	3,675	68,576
Cobalt International Energy, Inc. (a)	31,388	38,921
CVR Energy, Inc.	4,539	62,502
CVR Refining LP (a)	7,145	62,662
Delek US Holdings, Inc.	2,382	41,185
Denbury Resources, Inc. (a)	5,751	18,576
Green Plains, Inc.	2,875	75,324
Kosmos Energy Ltd. (a)	9,665	61,953
Pacific Ethanol, Inc. (a)	5,740	39,663
Panhandle Oil and Gas, Inc.	2,922	51,223
Renewable Energy Group, Inc. (a)	7,686	65,100
REX American Resources Corp. (a)	792	67,130
RSP Permian, Inc. (a)	1,009	39,129
VAALCO Energy, Inc. (a)	74,674	69,386
Western Refining, Inc.	1,794	47,469
		939,539
TOTAL ENERGY		1,549,696

FINANCIALS - 27.26%
Banks - 17.11%
Access National Corp.	851	20,339
American National Bankshares, Inc.	1,752	48,968
Ames National Corp.	1,168	32,307
Associated Banc-Corp	3,459	67,762
BancFirst Corp.	507	36,763
The Bancorp, Inc. (a)	10,274	65,959
Bank of Marin Bancorp	867	43,116
Bar Harbor Bankshares	484	17,772
Blue Hills Bancorp, Inc.	1,043	15,666
Brookline Bancorp, Inc.	1,315	16,030
Bryn Mawr Bank Corp.	564	18,042
C&F Financial Corp.	1,490	64,189
Camden National Corp.	1,383	66,024
Carolina Financial Corp.	3,337	74,549
Cathay General Bancorp	511	15,729
Central Valley Community Bancorp	4,144	65,724
Chemical Financial Corp.	387	17,078
City Holding Company	619	31,130
Codorus Valley Bancorp, Inc.	2,839	62,117
Community Trust Bancorp, Inc.	827	30,690
Enterprise Bancorp, Inc.	1,262	35,336
First Bancorp	2,247	44,468
First BanCorp (a)	13,240	68,848
First Bancorp, Inc.	791	18,960

First Citizens BancShares, Inc.	232	68,182
First Financial Bancorp	3,167	69,167
First Financial Corp.	1,735	70,580
First Horizon National Corp.	3,284	50,015
First Interstate BancSystem, Inc.	513	16,165
Flushing Financial Corp.	1,319	31,287
Fulton Financial Corp.	1,077	15,638
Hancock Holding Company	2,035	65,995
Hanmi Financial Corp.	1,136	29,922
Heritage Financial Corp.	968	17,376
Hilltop Holdings, Inc. (a)	2,338	52,511
Hope Bancorp, Inc.	3,980	69,133
IBERIABANK Corp.	558	37,453
International Bancshares Corp.	2,340	69,685
Lakeland Bancorp, Inc.	1,431	20,091
LCNB Corp.	895	16,307
Merchants Bancshares, Inc.	884	28,633
National Bankshares, Inc.	860	31,631
Northrim BanCorp, Inc.	2,570	66,178
Orrstown Financial Services, Inc.	3,380	66,755
Peapack Gladstone Financial Corp.	3,080	69,023
Penns Woods Bancorp, Inc.	382	16,984
Peoples Bancorp, Inc.	2,254	55,426
People's Utah Bancorp	881	17,928
Popular, Inc.	2,122	81,102
Premier Financial Bancorp, Inc.	3,851	66,006
Republic Bancorp, Inc.	2,302	71,546
S&T Bancorp, Inc.	567	16,437
Sandy Spring Bancorp, Inc.	517	15,810
Shore Bancshares, Inc.	5,126	60,384
Sierra Bancorp	776	14,558
Southwest Bancorp, Inc.	920	17,471
State Bank Financial Corp.	1,420	32,404
Suffolk Bancorp	1,158	40,264
Summit Financial Group, Inc.	1,814	34,756
TCF Financial Corp.	3,490	50,640
Texas Capital Bancshares, Inc. (a)	1,225	67,277
TriCo Bancshares	1,835	49,123
Triumph Bancorp, Inc. (a)	3,783	75,054
Trustmark Corp.	2,510	69,176
Valley National Bancorp	1,483	14,430
		2,806,069
Capital Markets - 0.47%
Och-Ziff Capital Management Group LLC	6,784	29,443
Oppenheimer Holdings, Inc.	3,357	47,971
		77,414
Consumer Finance - 0.74%
Nelnet, Inc.	1,372	55,388
SLM Corp. (a)	8,811	65,818
		121,206
Insurance - 3.88%
Ambac Financial Group, Inc. (a)	1,762	32,403
American National Insurance Company	253	30,856
Aspen Insurance Holdings Ltd.	608	28,327
Crawford & Company	3,548	31,755
Employers Holdings, Inc.	1,035	30,874
Enstar Group Ltd. (a)	183	30,098
Global Indemnity PLC (a)	2,199	65,310
Greenlight Capital Re Ltd. (a)	1,341	27,410
Hallmark Financial Services, Inc. (a)	2,594	26,692
Horace Mann Educators Corp.	1,831	67,106
Kemper Corp.	1,459	57,368
MBIA, Inc. (a)	4,325	33,692
National Western Life Group, Inc.	314	64,486
The Navigators Group, Inc.	346	33,534
State Auto Financial Corp.	1,278	30,429
Third Point Reinsurance Ltd. (a)	3,806	45,672
		636,012
Mortgage Real Estate Investment Trusts - 1.59%
Altisource Residential Corp.	3,343	36,439
Arbor Realty Trust, Inc.	6,222	46,167
Ares Commercial Real Estate Corp.	1,321	16,645
Cherry Hill Mortgage Investment Corp.	992	16,973
Chimera Investment Corp.	1,032	16,460
Great Ajax Corp.	2,630	35,900
MFA Financial, Inc.	1,966	14,706
PennyMac Mortgage Investment Trust	2,139	33,326
Resource Capital Corp.	2,470	31,641
ZAIS Financial Corp.	872	12,583
		260,840
Thrifts & Mortgage Finance - 3.47%
Dime Community Bancshares, Inc.	2,513	42,118
ESSA Bancorp, Inc.	3,223	44,574
EverBank Financial Corp.	3,386	65,553
HomeStreet, Inc. (a)	2,118	53,077
OceanFirst Financial Corp.	1,643	31,644
PennyMac Financial Services, Inc. (a)	1,870	31,809
PHH Corp. (a)	4,635	66,976

Provident Financial Holdings, Inc.	3,425	66,993
Territorial Bancorp, Inc.	1,673	47,948
TrustCo Bank Corp.	7,213	51,140
Washington Federal, Inc.	2,516	67,127
		568,959
TOTAL FINANCIALS		4,470,500

HEALTH CARE - 1.81%
Health Care Equipment & Supplies - 0.68%
Anika Therapeutics, Inc. (a)	319	15,264
Exactech, Inc. (a)	1,102	29,787
LivaNova PLC (a)	1,092	65,640
		110,691
Health Care Providers & Services - 1.13%
Kindred Healthcare, Inc.	6,067	62,005
LifePoint Health, Inc. (a)	1,153	68,292
National HealthCare Corp.	238	15,706
Surgery Partners, Inc. (a)	1,957	39,610
		185,613
TOTAL HEALTH CARE		296,304

INDUSTRIALS - 17.68%
Aerospace & Defense - 0.58%
Ducommun, Inc. (a)	619	14,138
LMI Aerospace, Inc. (a)	4,442	31,538
National Presto Industries, Inc.	169	14,837
Vectrus, Inc. (a)	2,282	34,755
		95,268
Air Freight & Logistics - 0.40%
Forward Air Corp.	279	12,070
Hub Group, Inc. (a)	391	15,937
Park-Ohio Holdings Corp.	1,037	37,798
		65,805
Building Products - 0.89%
CSW Industrials, Inc. (a)	2,062	66,788
Masonite International Corp. (a)	1,030	64,035
Quanex Building Products Corp.	837	14,447
		145,270
Commercial Services & Supplies - 2.14%
Atento SA (a)	5,764	48,879
The Brink's Company	1,770	65,632
Deluxe Corp.	753	50,315
Essendant, Inc.	835	17,134
McGrath RentCorp	1,147	36,371
NL Industries, Inc. (a)	9,962	39,151
Performant Financial Corp. (a)	12,782	37,707
Steelcase, Inc.	790	10,973
UniFirst Corp.	257	33,888
West Corp.	479	10,576
		350,626
Construction & Engineering - 1.48%
KBR, Inc.	4,385	66,345
Orion Group Holdings, Inc. (a)	10,905	74,699
Primoris Services Corp.	1,805	37,183
Tutor Perini Corp. (a)	3,045	65,376
		243,603
Electrical Equipment - 0.82%
Allied Motion Technologies, Inc.	1,594	30,142
Babcock & Wilcox Enterprises, Inc. (a)	697	11,501
Power Solutions International, Inc. (a)	5,923	60,710
Preformed Line Products Company	399	16,826
Thermon Group Holdings, Inc. (a)	801	15,820
		134,999
Machinery - 5.93%
Chart Industries, Inc. (a)	1,346	44,189
Columbus McKinnon Corp.	934	16,663
The Eastern Company	2,696	54,001
Graham Corp.	721	13,771
The Greenbrier Companies, Inc.	2,067	72,965
Hardinge, Inc.	3,169	35,271
Harsco Corp. (a)	4,079	40,504
Hurco Companies, Inc.	2,228	62,540
Hyster-Yale Materials Handling, Inc.	918	55,199
Kadant, Inc.	330	17,196
LB Foster Company	4,253	51,079
Luxfer Holdings PLC - ADR	2,688	31,154
Meritor, Inc. (a)	5,955	66,279
Miller Industries, Inc.	2,906	66,228
Mueller Industries, Inc.	497	16,113
Navistar International Corp. (a)	2,940	67,297
NN, Inc.	4,173	76,158
Oshkosh Corp.	717	40,152
Supreme Industries, Inc.	2,637	50,894
Twin Disc, Inc. (a)	2,632	31,531
Wabash National Corp. (a)	4,451	63,382
		972,566
Marine - 0.45%
Matson, Inc.	1,842	73,459

Professional Services - 3.76%
Barrett Business Services, Inc.	1,559	77,341
CBIZ, Inc. (a)	2,847	31,858
CRA International, Inc. (a)	2,454	65,252
FTI Consulting, Inc. (a)	731	32,573
Heidrick & Struggles International, Inc.	3,650	67,708
Hill International, Inc. (a)	10,760	49,604
Kelly Services, Inc.	2,479	47,646
Korn/Ferry International	3,088	64,848
Resources Connection, Inc.	2,975	44,447
RPX Corp. (a)	5,994	64,076
TrueBlue, Inc. (a)	3,145	71,266
		616,619
Road & Rail - 0.27%
Roadrunner Transportation Systems, Inc. (a)	3,689	29,438
Saia, Inc. (a)	498	14,920
		44,358
Trading Companies & Distributors - 0.96%
Rush Enterprises, Inc. (a)	3,184	77,944
Titan Machinery, Inc. (a)	4,465	46,436
WESCO International, Inc. (a)	526	32,344
		156,724
TOTAL INDUSTRIALS		2,899,297

INFORMATION TECHNOLOGY - 13.69%
Communications Equipment - 2.43%
ClearOne, Inc.	4,470	50,019
Comtech Telecommunications Corp.	4,577	58,631
Digi International, Inc. (a)	4,053	46,204
Extreme Networks, Inc. (a)	16,686	74,920
NETGEAR, Inc. (a)	1,220	73,798
Plantronics, Inc.	951	49,414
TESSCO Technologies, Inc.	3,599	44,664
		397,650
Electronic Equipment, Instruments & Components - 5.85%
Anixter International, Inc. (a)	968	62,436
AVX Corp.	2,134	29,428
Benchmark Electronics, Inc. (a)	2,739	68,338
Control4 Corp. (a)	4,218	51,797
Daktronics, Inc.	4,958	47,299
ePlus, Inc. (a)	711	67,126
Insight Enterprises, Inc. (a)	2,047	66,630
InvenSense, Inc. (a)	7,093	52,630
Methode Electronics, Inc.	999	34,935
MTS Systems Corp.	356	16,387
Park Electrochemical Corp.	2,840	49,331
PC Connection, Inc.	1,902	50,251
PCM, Inc. (a)	2,658	57,253
Plexus Corp. (a)	748	34,991
Sanmina Corp. (a)	1,252	35,644
ScanSource, Inc. (a)	1,350	49,275
Tech Data Corp. (a)	572	48,454
TTM Technologies, Inc. (a)	6,157	70,499
Vishay Intertechnology, Inc.	3,479	49,019
Vishay Precision Group, Inc. (a)	1,091	17,489
		959,212
Internet Software & Services - 0.50%
DHI Group, Inc. (a)	4,480	35,347
RetailMeNot, Inc. (a)	1,500	14,835
Travelzoo, Inc. (a)	2,485	31,883
		82,065
IT Services - 0.77%
Computer Services, Inc.	347	13,221
Computer Task Group, Inc.	10,079	47,371
Datalink Corp. (a)	6,145	65,198
		125,790
Semiconductors & Semiconductor Equipment - 3.20%
Ambarella, Inc. (a)	839	61,759
Amkor Technology, Inc. (a)	6,956	67,612
Cabot Microelectronics Corp.	717	37,936
Cirrus Logic, Inc. (a)	1,240	65,906
Diodes, Inc. (a)	3,254	69,440
NVE Corp.	518	30,531
PDF Solutions, Inc. (a)	2,103	38,212
Photronics, Inc. (a)	2,868	29,569
Synaptics, Inc. (a)	913	53,484
Ultra Clean Holdings, Inc. (a)	2,747	20,355
Xcerra Corp. (a)	8,277	50,159
		524,963
Software - 0.52%
AVG Technologies NV (a)	1,418	35,464
Mentor Graphics Corp.	652	17,239
VASCO Data Security International, Inc. (a)	1,838	32,367
		85,070
Technology Hardware, Storage & Peripherals - 0.42%
Super Micro Computer, Inc. (a)	2,979	69,619
TOTAL INFORMATION TECHNOLOGY		2,244,369

MATERIALS - 5.05%
Chemicals - 1.86%
American Vanguard Corp.	3,696	59,359
The Chemours Company	2,598	41,568
CVR Partners LP	6,341	33,607
FutureFuel Corp.	2,496	28,155
Huntsman Corp.	2,187	35,582
Innophos Holdings, Inc.	762	29,741
Innospec, Inc.	664	40,378
Minerals Technologies, Inc.	516	36,476
		304,866
Construction Materials - 0.10%
United States Lime & Minerals, Inc.	247	16,302

Containers & Packaging - 0.59%
Greif, Inc.	440	21,820
UFP Technologies, Inc. (a)	2,839	75,233
		97,053
Metals & Mining - 1.15%
Ampco-Pittsburgh Corp.	3,075	34,102
Century Aluminum Company (a)	4,935	34,298
Constellium NV (a)	5,515	39,708
Kaiser Aluminum Corp.	348	30,099
Real Industry, Inc. (a)	8,099	49,565
		187,772
Paper & Forest Products - 1.35%
Boise Cascade Company (a)	2,515	63,881
Domtar Corp.	377	13,998
KapStone Paper and Packaging Corp.	2,883	54,546
PH Glatfelter Company	740	16,043
Schweitzer-Mauduit International, Inc.	1,899	73,226
		221,694
TOTAL MATERIALS		827,687

REAL ESTATE - 1.15%
Equity Real Estate Investment Trusts - 1.15%
The GEO Group, Inc.	2,634	62,637
Granite Real Estate Investment Trust	1,993	61,105
Parkway Properties, Inc.	3,840	65,317
TOTAL REAL ESTATE		189,059

TELECOMMUNICATION SERVICES - 0.88%
Diversified Telecommunication Services - 0.88%
ATN International, Inc.	501	32,585
IDT Corp.	4,563	78,666
Inteliquent, Inc.	2,091	33,749
TOTAL TELECOMMUNICATION SERVICES		145,000

UTILITIES - 3.71%
Electric Utilities - 1.51%
ALLETE, Inc.	972	57,951
El Paso Electric Company	659	30,821
The Empire District Electric Company	870	29,702
MGE Energy, Inc.	287	16,218
Otter Tail Corp.	1,530	52,923
PNM Resources, Inc.	1,860	60,858
		248,473
Gas Utilities - 0.86%
Northwest Natural Gas Company	271	16,290
ONE Gas, Inc.	246	15,213
South Jersey Industries, Inc.	1,035	30,584
Southwest Gas Corp.	215	15,020
Spire, Inc.	219	13,959
Star Gas Partners LP	5,105	49,263
		140,329
Independent Power and Renewable Electricity Producers - 0.81%
Dynegy, Inc. (a)	5,137	63,647
Talen Energy Corp. (a)	4,957	68,655
		132,302
Multi-Utilities - 0.53%
Avista Corp.	1,454	60,763
NorthWestern Corp.	232	13,347
Unitil Corp.	348	13,593
		87,703
TOTAL UTILITIES		608,807

Total common stocks (Cost $14,450,930)		15,683,346

INVESTMENT COMPANIES - 2.67%
Business Development Companies - 2.67%
Capitala Finance Corp.	2,492	32,670
Fifth Street Finance Corp.	8,407	48,845
Fifth Street Senior Floating Rate Corp.	5,734	49,083
Garrison Capital, Inc.	2,899	29,367
KCAP Financial, Inc.	10,465	48,453
Medley Capital Corp.	4,203	32,069
MVC Capital, Inc.	8,016	66,452
Prospect Capital Corp.	4,068	32,951
Stellus Capital Investment Corp.	1,441	15,692

TICC Capital Corp.	6,097	35,485
WhiteHorse Finance, Inc.	4,192	45,819
Total investment companies (Cost $447,527)		436,886

Total long-term investments (Cost $14,898,457)		16,120,232

	Principal
SHORT-TERM INVESTMENTS - 1.72%	Amount
Time Deposits - 1.72%
Deutsche Bank AG, 0.15%, 10/03/2016*	$282,543	282,543
Total short-term investments (Cost $282,543)		282,543

Total investments - 100.02% (Cost $15,181,000)		16,402,775

Liabilities in excess of other assets - (0.02)%		(2,874)

Net assets - 100.00%		$16,399,901

(a)	- Non-income producing security.
ADR	- American Depositary Receipt
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 68 industries and 157 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - September 30, 2016
Hotchkis & Wiley Global Value Fund (Unaudited)

	Shares
COMMON STOCKS - 99.25%	Held	Value
CONSUMER DISCRETIONARY - 9.25%
Auto Components - 1.06%
Magna International, Inc.	1,421	$61,032

Automobiles - 4.25%
Bayerische Motoren Werke AG (v)	1,428	105,393
General Motors Company	2,741	87,082
Honda Motor Company Ltd. (v)	1,800	51,948
		244,423
Media - 1.85%
Discovery Communications, Inc. - Class A (a)	2,330	62,724
Discovery Communications, Inc. - Class C (a)	1,666	43,832
		106,556
Specialty Retail - 2.09%
Bed Bath & Beyond, Inc.	574	24,745
Office Depot, Inc.	26,686	95,269
		120,014
TOTAL CONSUMER DISCRETIONARY		532,025

CONSUMER STAPLES - 1.28%
Food & Staples Retailing - 1.28%
Tesco PLC (a) (v)	30,936	73,270
TOTAL CONSUMER STAPLES		73,270

ENERGY - 8.71%
Energy Equipment & Services - 2.91%
WorleyParsons Ltd. (a) (v)	25,799	167,395

Oil, Gas & Consumable Fuels - 5.80%
Cairn Energy PLC (a) (v)	26,925	65,587
Cobalt International Energy, Inc. (a)	22,163	27,482
Hess Corp.	459	24,612
Kosmos Energy Ltd. (a)	4,725	30,287
Marathon Oil Corp.	4,018	63,525
Ophir Energy PLC (a) (v)	90,707	91,160
Rockhopper Exploration PLC (a) (v)	85,994	30,803
		333,456
TOTAL ENERGY		500,851

FINANCIALS - 29.91%
Banks - 15.89%
Bank of America Corp.	12,471	195,171
Barclays PLC (v)	53,454	115,889
Citigroup, Inc.	4,290	202,617
Citizens Financial Group, Inc.	3,712	91,723
JPMorgan Chase & Company	1,296	86,301
Popular, Inc.	2,213	84,581
Societe Generale SA (v)	2,194	75,900
Standard Chartered PLC (a) (v)	7,506	61,082
		913,264
Capital Markets - 1.72%
Credit Suisse Group AG (a) (v)	7,517	98,793

Consumer Finance - 1.84%
Capital One Financial Corp.	852	61,199
Santander Consumer USA Holdings, Inc. (a)	3,686	44,822
		106,021
Insurance - 10.46%
American International Group, Inc.	5,013	297,471
Willis Towers Watson PLC	851	112,987
Zurich Insurance Group AG (a) (v)	739	190,584
		601,042
TOTAL FINANCIALS		1,719,120

HEALTH CARE - 6.88%
Health Care Providers & Services - 1.99%
Anthem, Inc.	915	114,659

Pharmaceuticals - 4.89%
GlaxoSmithKline PLC - ADR	2,136	92,126
KYORIN Holdings, Inc. (v)	2,700	61,252
Sanofi (v)	1,676	127,629
		281,007
TOTAL HEALTH CARE		395,666

INDUSTRIALS - 19.78%
Aerospace & Defense - 4.22%
BAE Systems PLC (v)	23,483	159,525

Embraer SA - ADR	4,815	83,107
		242,632
Air Freight & Logistics - 2.43%
Royal Mail PLC (v)	21,989	139,533

Construction & Engineering - 0.56%
Bouygues SA (v)	978	32,434

Industrial Conglomerates - 2.18%
Koninklijke Philips NV (v)	4,235	125,313

Machinery - 10.39%
CNH Industrial NV	11,228	81,066
Cummins, Inc.	1,471	188,509
Danieli & C Officine Meccaniche SpA (v)	16,532	221,293
Navistar International Corp. (a)	4,650	106,439
		597,307
TOTAL INDUSTRIALS		1,137,219

INFORMATION TECHNOLOGY - 17.04%
Communications Equipment - 4.57%
ARRIS International PLC (a)	5,020	142,217
Telefonaktiebolaget LM Ericsson - ADR	16,717	120,529
		262,746
Electronic Equipment, Instruments & Components - 4.93%
Corning, Inc.	7,518	177,801
Nippon Electric Glass Company Ltd. (v)	9,000	46,601
TE Connectivity Ltd.	912	58,715
		283,117
Semiconductors & Semiconductor Equipment - 1.09%
Marvell Technology Group Ltd.	4,723	62,674

Software - 4.65%
Microsoft Corp.	2,420	139,392
Oracle Corp.	3,261	128,092
		267,484
Technology Hardware, Storage & Peripherals - 1.80%
Hewlett Packard Enterprise Company	4,558	103,695
TOTAL INFORMATION TECHNOLOGY		979,716

TELECOMMUNICATION SERVICES - 2.50%
Wireless Telecommunication Services - 2.50%
Orange Belgium SA (a) (v)	1,173	28,707
Vodafone Group PLC - ADR	3,950	115,143
TOTAL TELECOMMUNICATION SERVICES		143,850

UTILITIES - 3.90%
Independent Power and Renewable Electricity Producers - 3.90%
Calpine Corp. (a)	12,911	163,195
NRG Energy, Inc.	5,454	61,139
TOTAL UTILITIES		224,334
Total common stocks (Cost $5,717,421)		5,706,051

Total long-term investments (Cost $5,717,421)		5,706,051
	Principal
SHORT-TERM INVESTMENTS - 1.21%	Amount
Time Deposits - 1.21%
Deutsche Bank AG, 0.15%, 10/03/2016*	$69,641	69,641
Total short-term investments (Cost $69,641)		69,641

Total investments - 100.46% (Cost $5,787,062)		5,775,692

Liabilities in excess of other assets - (0.46)%		(26,698)

Net assets - 100.00%		$5,748,994

(a)	- Non-income producing security.
(v)
- Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model.  The total market value of these securities was $2,070,091, which represented 36.01% of net assets.  See Security Valuation below.

ADR	- American Depositary Receipt
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 68 industries and 157 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - September 30, 2016
Hotchkis & Wiley International Value Fund (Unaudited)

	Shares
COMMON STOCKS - 100.93%	Held	Value
CONSUMER DISCRETIONARY - 7.34%
Auto Components - 1.62%
Magna International, Inc.	733	$31,482

Automobiles - 2.73%
Bayerische Motoren Werke AG (v)	487	35,943
Honda Motor Company Ltd. (v)	600	17,316
		53,259

Household Durables - 0.84%
Metall Zug AG	5	16,264

Media - 0.71%
RTL Group SA	166	13,818

Specialty Retail - 1.44%
Kingfisher PLC (v)	3,895	19,004
Pendragon PLC	23,455	9,120
		28,124
TOTAL CONSUMER DISCRETIONARY		142,947

CONSUMER STAPLES - 1.60%
Food & Staples Retailing - 1.60%
Tesco PLC (a) (v)	13,151	31,147
TOTAL CONSUMER STAPLES		31,147

ENERGY - 13.99%
Energy Equipment & Services - 4.02%
WorleyParsons Ltd. (a) (v)	12,083	78,400

Oil, Gas & Consumable Fuels - 9.97%
BowLeven PLC (a)	27,898	9,040
Cairn Energy PLC (a) (v)	9,036	22,011
InterOil Corp. (a)	2,024	103,062
Kosmos Energy Ltd. (a)	3,274	20,986
Ophir Energy PLC (a) (v)	30,584	30,737
Rockhopper Exploration PLC (a) (v)	23,249	8,328
		194,164
TOTAL ENERGY		272,564

FINANCIALS - 25.46%
Banks - 9.08%
Barclays PLC (v)	27,083	58,715
HSBC Holdings PLC (v)	3,001	22,558
ING Groep NV	1,777	21,938
Societe Generale SA (v)	1,499	51,857
Standard Chartered PLC (a) (v)	2,676	21,777
		176,845
Capital Markets - 2.88%
Credit Suisse Group AG (a) (v)	4,277	56,211

Insurance - 13.50%
Enstar Group Ltd. (a)	294	48,355
Global Indemnity PLC (a)	1,365	40,541
RSA Insurance Group PLC (v)	2,767	19,542
Willis Towers Watson PLC	437	58,020
Zurich Insurance Group AG (a) (v)	374	96,452
		262,910
TOTAL FINANCIALS		495,966

HEALTH CARE - 9.37%
Health Care Equipment & Supplies - 2.77%
Draegerwerk AG & Company KGaA	138	53,948

Pharmaceuticals - 6.60%
GlaxoSmithKline PLC (v)	2,360	50,264
KYORIN Holdings, Inc. (v)	900	20,417
Sanofi (v)	759	57,799
		128,480
TOTAL HEALTH CARE		182,428

INDUSTRIALS - 23.89%
Aerospace & Defense - 5.61%
BAE Systems PLC (v)	12,197	82,857
Embraer SA - ADR	1,537	26,529
		109,386
Air Freight & Logistics - 3.27%
Royal Mail PLC (v)	10,027	63,627

Building Products - 1.29%
Masonite International Corp. (a)	403	25,055

Construction & Engineering - 1.57%
Bouygues SA (v)	924	30,643

Electrical Equipment - 0.75%
Eaton Corp. PLC	223	14,653

Industrial Conglomerates - 4.10%
Koninklijke Philips NV (v)	2,700	79,893

Machinery - 7.30%
CNH Industrial NV	4,267	30,808
Danieli & C Officine Meccaniche SpA (v)	6,763	90,528
KSB AG (v)	50	20,800
		142,136
TOTAL INDUSTRIALS		465,393

INFORMATION TECHNOLOGY - 13.70%
Communications Equipment - 8.17%
ARRIS International PLC (a)	2,883	81,675
Telefonaktiebolaget LM Ericsson - ADR	4,690	33,815
Telefonaktiebolaget LM Ericsson (v)	6,033	43,560
		159,050
Electronic Equipment, Instruments & Components - 4.43%
Nippon Electric Glass Company Ltd. (v)	8,000	41,424
TE Connectivity Ltd.	698	44,937
		86,361
Semiconductors & Semiconductor Equipment - 1.10%
Marvell Technology Group Ltd.	1,616	21,444
TOTAL INFORMATION TECHNOLOGY		266,855

MATERIALS - 2.06%
Chemicals - 2.06%
Tikkurila Oyj (v)	1,868	40,179
TOTAL MATERIALS		40,179

TELECOMMUNICATION SERVICES - 3.52%
Wireless Telecommunication Services - 3.52%
Orange Belgium SA (a) (v)	771	18,869
Vodafone Group PLC (v)	17,320	49,672
TOTAL TELECOMMUNICATION SERVICES		68,541
Total common stocks (Cost $1,934,132)		1,966,020

Total long-term investments (Cost $1,934,132)		1,966,020

Total investments - 100.93% (Cost $1,934,132)		1,966,020

Liabilities in excess of other assets - (0.93)%		(18,141)

Net assets - 100.00%		$1,947,879

(a)	- Non-income producing security.
(v)
- Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model.  The total market value of these securities was $1,260,530, which represented 64.71% of net assets.  See Security Valuation below.

ADR	- American Depositary Receipt

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 68 industries and 157 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - September 30, 2016
Hotchkis & Wiley Value Opportunities Fund (Unaudited)

	Shares
COMMON STOCKS - 88.14%	Held	Value
CONSUMER DISCRETIONARY - 8.09%
Media - 4.31%
Discovery Communications, Inc. - Class A (a)	506,700	$13,640,364
Discovery Communications, Inc. - Class C (a)	226,600	5,961,846
		19,602,210
Specialty Retail - 3.30%
Office Depot, Inc. (c)	4,197,300	14,984,361

Textiles, Apparel & Luxury Goods - 0.48%
JG Boswell Company	3,401	2,185,143
TOTAL CONSUMER DISCRETIONARY		36,771,714

ENERGY - 13.74%
Energy Equipment & Services - 3.81%
Vantage Drilling International (a) (i)	21,433	1,714,640
WorleyParsons Ltd. (a) (c) (v)	2,406,600	15,615,101
		17,329,741
Oil, Gas & Consumable Fuels - 9.93%
Cairn Energy PLC (a) (v)	1,938,500	4,722,048
InterOil Corp. (a) (l)	706,000	35,949,520
Ophir Energy PLC (a) (v)	3,788,500	3,807,430
Rockhopper Exploration PLC (a) (v)	1,919,100	687,413
		45,166,411
TOTAL ENERGY		62,496,152

FINANCIALS - 32.36%
Banks - 16.08%
Bank of America Corp. (c)	1,941,100	30,378,215
Citigroup, Inc. (c)	296,300	13,994,249
Citizens Financial Group, Inc.	118,600	2,930,606
JPMorgan Chase & Company (c)	189,600	12,625,464
Wells Fargo & Company	297,600	13,177,728
		73,106,262
Capital Markets - 5.39%
The Goldman Sachs Group, Inc.	87,100	14,046,617
Motors Liquidation Company GUC Trust	1,048,100	10,481,000
		24,527,617
Consumer Finance - 1.91%
Capital One Financial Corp.	120,800	8,677,064

Insurance - 8.98%
American International Group, Inc. (c)	408,600	24,246,324
Global Indemnity PLC (a)	94,800	2,815,560
Zurich Insurance Group AG (v)	53,500	13,797,333
		40,859,217
TOTAL FINANCIALS		147,170,160

HEALTH CARE - 2.40%
Health Care Providers & Services - 1.89%
Anthem, Inc.	18,500	2,318,235
Hanger, Inc. (a)	738,000	6,273,000
		8,591,235
Pharmaceuticals - 0.51%
Sanofi - ADR	60,900	2,325,771
TOTAL HEALTH CARE		10,917,006

INDUSTRIALS - 12.58%
Air Freight & Logistics - 2.30%
Royal Mail PLC (c) (v)	1,650,100	10,470,859

Machinery - 6.60%
Danieli & C Officine Meccaniche SpA (c) (v)	1,346,700	18,026,611
EnPro Industries, Inc.	94,600	5,375,172
KSB AG (c) (v)	15,873	6,603,103
		30,004,886
Professional Services - 0.16%
Hudson Global, Inc. (a)	481,700	741,818

Trading Companies & Distributors - 3.52%
Rush Enterprises, Inc. (a) (c)	654,000	16,009,920
TOTAL INDUSTRIALS		57,227,483

INFORMATION TECHNOLOGY - 18.18%
Communications Equipment - 7.01%
ARRIS International PLC (a)	566,500	16,048,945
Telefonaktiebolaget LM Ericsson - ADR	2,193,300	15,813,693
		31,862,638

Electronic Equipment, Instruments & Components - 3.18%
Corning, Inc. (c)	489,500	11,576,675
Nippon Electric Glass Company Ltd. (v)	558,000	2,889,280
		14,465,955
Software - 6.92%
Microsoft Corp. (c)	287,400	16,554,240
Oracle Corp. (c)	379,900	14,922,472
		31,476,712
Technology Hardware, Storage & Peripherals - 1.07%
Hewlett Packard Enterprise Company	214,900	4,888,975
TOTAL INFORMATION TECHNOLOGY		82,694,280

MATERIALS - 0.79%
Metals & Mining - 0.79%
Horsehead Holding LLC (a) (f) (i)	4,688	1,195,116
Real Industry, Inc. (a)	389,782	2,385,466
TOTAL MATERIALS		3,580,582

Total common stocks (Cost $420,494,297)		400,857,377

INVESTMENT COMPANIES - 0.22%
Closed-End Funds - 0.22%
Boulder Growth & Income Fund, Inc. (l)	118,292	991,287

Total investment companies (Cost $649,324)		991,287

PREFERRED STOCKS - 0.17%
FINANCIALS - 0.17%
Thrifts & Mortgage Finance - 0.17%
Federal Home Loan Mortgage Corp. - Series K (a)	33,900	166,110
Federal Home Loan Mortgage Corp. - Series N (a)	118,600	498,120
Federal Home Loan Mortgage Corp. - Series S (a)	18,700	87,890
TOTAL FINANCIALS		752,120

Total preferred stocks (Cost $274,262)		752,120

	Principal
CONVERTIBLE BONDS - 2.48%	Amount
ENERGY - 2.48%
Oil, Gas & Consumable Fuels - 2.48%
Cobalt International Energy, Inc.
2.625%, 12/01/2019	$22,000,000	11,302,500
TOTAL ENERGY		11,302,500

Total convertible bonds (Cost $13,304,020)		11,302,500

CORPORATE BONDS - 5.84%
ENERGY - 1.42%
Energy Equipment & Services - 1.42%
Energy XXI Gulf Coast, Inc.
11.000%, 03/15/2020 (d) (r)	15,882,000	6,432,210
Vantage Drilling International - Escrow
7.500%, 11/01/2019 (a) (f) (i)	12,000,000	0
TOTAL ENERGY		6,432,210

INDUSTRIALS - 1.28%
Building Products - 1.28%
Associated Materials LLC / AMH New Finance, Inc.
9.125%, 11/01/2017	6,159,000	5,835,652
TOTAL INDUSTRIALS		5,835,652

MATERIALS - 3.14%
Chemicals - 3.14%
Iracore International Holdings, Inc.
9.500%, 06/01/2018 (Acquired 11/12/2014 - 06/19/2015, Cost $22,079,044) (i) (r)	27,207,000	14,283,675
Metals & Mining - 0.00%
Noranda Aluminum Acquisition Corp.
11.000%, 06/01/2019 (d) (f) (i)	41,000	0
TOTAL MATERIALS		14,283,675

Total corporate bonds (Cost $33,038,851)		26,551,537

TERM LOANS - 1.37%
ENERGY - 0.81%
Oil, Gas & Consumable Fuels - 0.81%
Lonestar Resources America, Inc.
12.000%, 12/31/2021 (f) (i) (p)	4,000,000	3,660,800
TOTAL ENERGY		3,660,800

MATERIALS - 0.56%
Metals & Mining - 0.56%
Noranda Aluminum Acquisition Corp.
5.750%, 02/28/2019 (b) (d) (i) (p)	20,140,392	2,567,900
TOTAL MATERIALS		2,567,900

Total term loans (Cost $18,336,603)		6,228,700

	Contracts
	(100 shares
PURCHASED PUT OPTIONS - 0.29%	per contract)
ENERGY - 0.29%
Energy Equipment & Services - 0.13%
Patterson-UTI Energy, Inc. (a)
Expiration: January 2017, Exercise Price: $24.00		2,000	600,000
TOTAL ENERGY			600,000

FINANCIALS - 0.16%
Capital Markets - 0.16%
WisdomTree Investments, Inc. (a)
Expiration: January 2017, Exercise Price: $12.75		2,500	718,750
TOTAL FINANCIALS			718,750

Total purchased put options (Cost $1,872,942)			1,318,750
	Shares
WARRANTS - 0.75%	Held
CONSUMER DISCRETIONARY - 0.10%
Automobiles - 0.10%
General Motors Company (a)
Expiration: July 2019, Exercise Price: $18.33		33,866	472,770
TOTAL CONSUMER DISCRETIONARY			472,770

ENERGY - 0.10%
Oil, Gas & Consumable Fuels - 0.10%
Comstock Resources, Inc. (a) (f) (i)
Expiration: June 2020, Exercise Price: $0.01		5,913	45,116
Lonestar Resources America, Inc. (a) (f) (i)
Expiration: December 2021, Exercise Price: $5.00		80,000	416,000
TOTAL ENERGY			461,116

FINANCIALS - 0.55%
Insurance - 0.55%
American International Group, Inc. (a)
Expiration: January 2021, Exercise Price: $44.55		117,400	2,488,880
TOTAL FINANCIALS			2,488,880
Total warrants (Cost $1,782,621)			3,422,766
Total long-term investments (Cost $489,752,920)			451,425,037

COLLATERAL FOR SECURITIES ON LOAN - 0.75%
Money Market Funds - 0.75%
Invesco Government & Agency Portfolio - Institutional Class, 0.31%^		3,421,610	3,421,610
Total collateral for securities on loan (Cost $3,421,610)			3,421,610

	Principal
SHORT-TERM INVESTMENTS - 0.53%	Amount
Time Deposits - 0.53%
Brown Brothers Harriman & Co., 0.32%, 10/03/2016*	AUD	16	12
Brown Brothers Harriman & Co., 0.05%, 10/03/2016*	GBP	27	35
Banco Santander SA, 0.15%, 10/03/2016*		$2,434,259	2,434,259
Total short-term investments (Cost $2,434,306)			2,434,306

Total investments - 100.54% (Cost $495,608,836)			457,280,953

Liabilities in excess of other assets - (0.54)%			(2,469,420)

Net assets - 100.00%			$454,811,533

(a)	- Non-income producing security.
(b)	- The coupon rate shown on variable rate securities represents the rate at September 30, 2016.
(c)	- All or a portion of this security is segregated as collateral for futures contracts and unfunded loan commitments.
(d)	- Issuer is currently in default on its regularly scheduled interest payments.
(f)
- Security was fair valued under guidelines established by and under the general supervision and responsibility of the Trust's Board of Trustees. The total market value of these securities was $5,317,032, which represented 1.17% of net assets.  See Security Valuation below.

(i)	- Illiquid security.
(l)
- All or a portion of this security is on loan.  The total market value of securities on loan was $3,353,201.  The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(p)	- Payment in-kind security.
(r)
- Restricted security under Rule 144A of the Securities Act of 1933.  Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.  The total market value of these securities was $20,715,885, which represented 4.55% of net assets.

(v)
- Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model.  The total market value of these securities was $76,619,178, which represented 16.85% of net assets.  See Security Valuation below.

ADR	- American Depositary Receipt
AUD	- Australian Dollars
GBP	- British Pounds
^	- Rate shown is the 7-day yield as of September 30, 2016.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 68 industries and 157 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Futures Contracts - September 30, 2016
Hotchkis & Wiley Value Opportunities Fund (Unaudited)
Description	Number of Contracts Purchased (Sold)	Expiration	Notional Amount at Value	Unrealized Appreciation (Depreciation)

Australian Dollar Currency Futures	(160)	December 2016	$ (12,238,402)	$ (343,859)
Euro Fx Currency Futures	(40)	December 2016	(5,638,500)	(12,665)
			$ (17,876,902)	$ (356,524)

Schedule of Investments - September 30, 2016
Hotchkis & Wiley Capital Income Fund (Unaudited)

	Shares
COMMON STOCKS - 59.96%	Held	Value
CONSUMER DISCRETIONARY - 4.67%
Auto Components - 0.30%
Magna International, Inc.	2,340	$100,503

Automobiles - 1.13%
General Motors Company	7,746	246,090
General Motors Company - Escrow (a) (f) (i)	4,600	0
Honda Motor Company Ltd. - ADR	4,565	132,020
		378,110
Media - 0.99%
Discovery Communications, Inc. - Class A (a)	3,745	100,815
Discovery Communications, Inc. - Class C (a)	8,760	230,476
		331,291
Multiline Retail - 0.56%
Kohl's Corp.	2,097	91,744
Nordstrom, Inc.	1,823	94,577
		186,321
Specialty Retail - 1.28%
Bed Bath & Beyond, Inc.	2,153	92,816
Office Depot, Inc.	94,205	336,312
		429,128
Textiles, Apparel & Luxury Goods - 0.41%
Quiksilver, Inc. (a) (f) (i)	6,960	137,321
TOTAL CONSUMER DISCRETIONARY		1,562,674

CONSUMER STAPLES - 0.28%
Food & Staples Retailing - 0.28%
Tesco PLC - ADR (a)	13,294	94,122
TOTAL CONSUMER STAPLES		94,122

ENERGY - 9.02%
Energy Equipment & Services - 1.68%
Lone Pine Resources, Inc. (a) (f) (i)	3,118	0
Lone Pine Resources, Inc. - Escrow (a) (f) (i)	25,000	0
Vantage Drilling International (a) (i)	363	29,040
WorleyParsons Ltd. (a) (v)	82,263	533,759
		562,799
Oil, Gas & Consumable Fuels - 7.34%
BowLeven PLC (a)	1,214,010	393,382
Cairn Energy PLC - ADR (a)	38,907	191,812
Cobalt International Energy, Inc. (a)	118,073	146,411
Hess Corp.	861	46,167
InterOil Corp. (a)	15,702	799,545
Kosmos Energy Ltd. (a)	10,572	67,767
Marathon Oil Corp.	6,718	106,212
Murphy Oil Corp.	3,431	104,302
Ophir Energy PLC - ADR (a)	169,196	339,575
PetroQuest Energy, Inc. (a)	1,984	6,865
Prairie Provident Resources, Inc. (a)	11,473	7,696
Whiting Petroleum Corp. (a)	28,074	245,367
		2,455,101
TOTAL ENERGY		3,017,900

FINANCIALS - 16.04%
Banks - 7.86%
Bank of America Corp.	41,076	642,839
Barclays PLC - ADR	17,181	149,303
Citigroup, Inc.	12,807	604,875
Citizens Financial Group, Inc.	9,522	235,289
JPMorgan Chase & Company	4,470	297,657
Popular, Inc.	15,861	606,207
Societe Generale SA - ADR	13,514	93,922
		2,630,092
Capital Markets - 2.33%
Credit Suisse Group AG - ADR	10,734	141,045
Fifth Street Asset Management, Inc.	57,312	315,789
The Goldman Sachs Group, Inc.	596	96,117
Motors Liquidation Company GUC Trust	22,545	225,450
		778,401
Consumer Finance - 0.73%
Capital One Financial Corp.	1,973	141,721
Santander Consumer USA Holdings, Inc. (a)	8,533	103,761
		245,482
Insurance - 5.12%
American International Group, Inc. (c)	14,371	852,774
Global Indemnity PLC (a)	6,408	190,318
Willis Towers Watson PLC	1,957	259,831
Zurich Insurance Group AG - ADR	15,876	407,854
		1,710,777
TOTAL FINANCIALS		5,364,752

HEALTH CARE - 3.81%
Health Care Providers & Services - 0.77%
Anthem, Inc.	2,059	258,013

Pharmaceuticals - 3.04%
GlaxoSmithKline PLC - ADR	7,690	331,670
KYORIN Holdings, Inc. (v)	9,700	220,053
Sanofi - ADR	12,145	463,818
		1,015,541
TOTAL HEALTH CARE		1,273,554

INDUSTRIALS - 9.95%
Aerospace & Defense - 2.65%
BAE Systems PLC - ADR	29,060	794,500
Embraer SA - ADR	5,288	91,271
		885,771
Air Freight & Logistics - 1.70%
Royal Mail PLC - ADR	45,010	568,026

Industrial Conglomerates - 1.27%
Koninklijke Philips NV	14,333	424,113

Machinery - 4.02%
CNH Industrial NV	19,751	142,602
Cummins, Inc.	3,775	483,766
Danieli & C Officine Meccaniche SpA - ADR	54,538	719,903
		1,346,271
Trading Companies & Distributors - 0.31%
Rush Enterprises, Inc. (a)	4,242	103,844
TOTAL INDUSTRIALS		3,328,025

INFORMATION TECHNOLOGY - 10.47%
Communications Equipment - 3.42%
ARRIS International PLC (a)	19,580	554,701
Telefonaktiebolaget LM Ericsson - ADR	81,484	587,501
		1,142,202
Electronic Equipment, Instruments & Components - 2.80%
Corning, Inc. (c)	24,328	575,357
Nippon Electric Glass Company Ltd. (v)	32,000	165,693
TE Connectivity Ltd.	3,020	194,428
		935,478
Semiconductors & Semiconductor Equipment - 0.34%
Marvell Technology Group Ltd.	8,582	113,883

Software - 2.87%
Microsoft Corp. (c)	8,098	466,445
Oracle Corp.	12,576	493,985
		960,430
Technology Hardware, Storage & Peripherals - 1.04%
Hewlett Packard Enterprise Company	15,336	348,894
TOTAL INFORMATION TECHNOLOGY		3,500,887

MATERIALS - 0.66%
Metals & Mining - 0.66%
Horsehead Holding LLC (a) (f) (i)	861	219,496
TOTAL MATERIALS		219,496

REAL ESTATE - 1.51%
Equity Real Estate Investment Trusts - 1.51%
Corrections Corp. of America	2,856	39,613
The GEO Group, Inc. (c)	11,589	275,586
Granite Real Estate Investment Trust	6,176	189,356
TOTAL REAL ESTATE		504,555

TELECOMMUNICATION SERVICES - 1.63%
Wireless Telecommunication Services - 1.63%
Vodafone Group PLC - ADR (c)	18,733	546,067
TOTAL TELECOMMUNICATION SERVICES		546,067

UTILITIES - 1.92%
Independent Power and Renewable Electricity Producers - 1.65%
Calpine Corp. (a)	30,809	389,427
NRG Energy, Inc.	14,340	160,751
		550,178
Multi-Utilities - 0.27%
Public Service Enterprise Group, Inc.	2,158	90,355
TOTAL UTILITIES		640,533
Total common stocks (Cost $19,454,155)		20,052,565

INVESTMENT COMPANIES - 0.30%
Business Development Companies - 0.30%
Fifth Street Senior Floating Rate Corp.	11,712	100,255
Total investment companies (Cost $106,658)		100,255

PREFERRED STOCKS - 0.39%
ENERGY - 0.00%
Energy Equipment & Services - 0.00%
Lone Pine Resources, Inc. Multiple Voting Shares (a) (f) (i)	12,005	0
TOTAL ENERGY		0

FINANCIALS - 0.39%
Banks - 0.39%
Royal Bank of Scotland Group PLC, 6.600%	5,113	129,103
TOTAL FINANCIALS		129,103
Total preferred stocks (Cost $129,115)		129,103

CONVERTIBLE PREFERRED STOCKS - 0.24%
ENERGY - 0.24%
Energy Equipment & Services - 0.18%
McDermott International, Inc., 6.250% (i)	3,468	61,383

Oil, Gas & Consumable Fuels - 0.06%
PetroQuest Energy, Inc., 6.875% (i)	1,653	19,010
TOTAL ENERGY		80,393
Total convertible preferred stocks (Cost $152,796)		80,393

	Principal
CONVERTIBLE BONDS - 0.53%	Amount
ENERGY - 0.53%
Oil, Gas & Consumable Fuels - 0.53%
Cobalt International Energy, Inc.
2.625%, 12/01/2019	$345,000	177,244
TOTAL ENERGY		177,244
Total convertible bonds (Cost $165,641)		177,244

CORPORATE BONDS - 36.27%
CONSUMER DISCRETIONARY - 6.92%
Auto Components - 0.10%
Adient Global Holdings Ltd.
4.875%, 08/15/2026 (r)	33,000	33,083

Diversified Consumer Services - 0.32%
Sotheby's
5.250%, 10/01/2022 (r)	106,000	105,735

Hotels, Restaurants & Leisure - 1.48%
KFC Holding Company / Pizza Hut Holdings LLC / Taco Bell of America LLC
5.250%, 06/01/2026 (r)	64,000	67,840
MGM Resorts International
7.750%, 03/15/2022 (c)	56,000	65,100
National CineMedia LLC
5.750%, 08/15/2026 (r)	40,000	41,600
Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp.
6.125%, 08/15/2021 (r)	49,000	50,715
Ruby Tuesday, Inc.
7.625%, 05/15/2020 (i)	220,000	209,550
Wynn Macau Ltd.
5.250%, 10/15/2021 (r)	61,000	61,915
		496,720
Household Durables - 0.39%
Weekley Homes LLC / Weekley Finance Corp.
6.000%, 02/01/2023	145,000	129,775

Leisure Products - 0.49%
Apex Tool Group LLC
7.000%, 02/01/2021 (r)	126,000	121,118
MCE Finance Ltd.
5.000%, 02/15/2021 (r)	44,000	44,338
		165,456
Media - 3.41%
Altice Luxembourg SA
7.625%, 02/15/2025 (r)	94,000	97,055
Cable One, Inc.
5.750%, 06/15/2022 (r)	86,000	90,085
CCO Holdings LLC / CCO Holdings Capital Corp.
5.375%, 05/01/2025 (r)	60,000	63,075
Entercom Radio LLC
10.500%, 12/01/2019	96,000	100,080
Harland Clarke Holdings Corp.
9.250%, 03/01/2021 (r)	279,000	238,197
LSC Communications, Inc.
8.750%, 10/15/2023 (r)	35,000	35,000
MDC Partners, Inc.
6.500%, 05/01/2024 (r)	74,000	68,265
SFR Group SA
6.000%, 05/15/2022 (r)	113,000	115,684
Townsquare Media, Inc.
6.500%, 04/01/2023 (r)	114,000	116,137
Virgin Media Finance PLC
6.375%, 04/15/2023 (r)	84,000	88,620
VTR Finance BV
6.875%, 01/15/2024 (r)	124,000	128,649
		1,140,847

Multiline Retail - 0.29%
JC Penney Corp., Inc.
5.875%, 07/01/2023 (r)	94,000	97,995

Specialty Retail - 0.44%
Chinos Intermediate Holdings A, Inc.
7.750%, 05/01/2019 (p) (r)	110,992	42,177
PetSmart, Inc.
7.125%, 03/15/2023 (r)	99,000	104,197
		146,374
TOTAL CONSUMER DISCRETIONARY		2,315,985
CONSUMER STAPLES - 1.87%
Food Products - 0.87%
Pinnacle Operating Corp.
9.000%, 11/15/2020 (Acquired 09/13/2013 - 02/03/2015, Cost $150,538) (i) (r)	147,000	102,900
TreeHouse Foods, Inc.
6.000%, 02/15/2024 (r)	70,000	75,688
Wells Enterprises, Inc.
6.750%, 02/01/2020 (r)	110,000	113,987
		292,575
Household Products - 1.00%
American Greetings Corp.
7.375%, 12/01/2021 (c)	100,000	104,375
Central Garden & Pet Company
6.125%, 11/15/2023	57,000	61,418
FGI Operating Company LLC / FGI Finance, Inc.
7.875%, 05/01/2020 (i)	200,000	167,000
		332,793
TOTAL CONSUMER STAPLES		625,368

ENERGY - 9.08%
Energy Equipment & Services - 3.98%
Atwood Oceanics, Inc.
6.500%, 02/01/2020	67,000	53,098
Bellatrix Exploration Ltd.
8.500%, 05/15/2020 (Acquired 05/15/2015 - 03/03/2016, Cost $96,367) (i) (r)	105,000	98,175
Callon Petroleum Company
6.125%, 10/01/2024 (e) (r)	45,000	46,688
Energy XXI Gulf Coast, Inc.
11.000%, 03/15/2020 (d) (r)	885,000	358,424
Globe Luxembourg SCA
9.625%, 05/01/2018 (r)	169,000	155,902
McDermott International, Inc.
8.000%, 05/01/2021 (r)	219,000	208,323
PHI, Inc.
5.250%, 03/15/2019	129,000	124,808
Shelf Drilling Holdings Ltd.
8.625%, 11/01/2018 (r)	117,000	93,600
Transocean, Inc.
9.000%, 07/15/2023 (r)	79,000	77,223
Unit Corp.
6.625%, 05/15/2021	135,000	115,425
Vantage Drilling International - Escrow
7.500%, 11/01/2019 (a) (f) (i)	2,000	0
7.125%, 04/01/2023 (a) (f) (i)	208,000	0
		1,331,666
Oil, Gas & Consumable Fuels - 5.10%
Calumet Specialty Products Partners LP / Calumet Finance Corp.
6.500%, 04/15/2021	127,000	104,458
Comstock Resources, Inc.
10.000%, 03/15/2020 (p)	157,000	146,010
Holly Energy Partners LP / Holly Energy Finance Corp.
6.000%, 08/01/2024 (r)	75,000	78,000
Kosmos Energy Ltd.
7.875%, 08/01/2021 (r)	315,000	307,125
Lonestar Resources America, Inc.
8.750%, 04/15/2019 (Acquired 09/01/2015 - 09/02/2015, Cost $810,697) (i) (r)	1,050,000	666,749
Murphy Oil Corp.
6.875%, 08/15/2024	65,000	67,296
Niska Gas Storage Ltd. / Niska Gas Storage Canada Finance Corp.
6.500%, 04/01/2019	105,000	104,738
PBF Logistics LP / PBF Logistics Finance Corp.
6.875%, 05/15/2023	75,000	72,656
PetroQuest Energy, Inc.
10.000%, 02/15/2021 (Acquired 06/28/2013 - 04/25/2016, Cost $93,202) (i) (p) (r)	93,000	61,380
Range Resources Corp.
5.000%, 08/15/2022 (r)	45,000	45,000
Warren Resources, Inc.
9.000%, 08/01/2022 (d) (i)	203,000	2,157
Whiting Petroleum Corp.
5.750%, 03/15/2021	52,000	48,880
		1,704,449
TOTAL ENERGY		3,036,115

FINANCIALS - 0.98%
Banks - 0.65%
Lincoln Finance Ltd.
7.375%, 04/15/2021 (r)	74,000	80,105
Popular, Inc.
7.000%, 07/01/2019	132,000	136,620
		216,725
Consumer Finance - 0.33%
Credit Acceptance Corp.
6.125%, 02/15/2021	70,000	70,700
7.375%, 03/15/2023	37,000	38,480
		109,180
TOTAL FINANCIALS		325,905

HEALTH CARE - 2.87%
Health Care Equipment & Supplies - 0.59%
Halyard Health, Inc.
6.250%, 10/15/2022 (c)	104,000	106,860
Hill-Rom Holdings, Inc.
5.750%, 09/01/2023 (r)	86,000	92,218
		199,078
Health Care Providers & Services - 0.96%
CHS / Community Health Systems, Inc.
5.125%, 08/01/2021	32,000	31,760
6.875%, 02/01/2022	61,000	52,765
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp.
8.125%, 06/15/2021 (r)	149,000	138,942
Tenet Healthcare Corp.
6.750%, 06/15/2023	103,000	96,048
		319,515
Health Care Technology - 0.35%
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
5.750%, 08/01/2022 (r)	119,000	117,959

Pharmaceuticals - 0.97%
AMAG Pharmaceuticals, Inc.
7.875%, 09/01/2023 (r)	127,000	121,920
Endo Ltd. / Endo Finance LLC / Endo Finco, Inc.
6.000%, 07/15/2023 (r)	147,000	134,504
Valeant Pharmaceuticals International, Inc.
6.125%, 04/15/2025 (r)	78,000	67,373
		323,797
TOTAL HEALTH CARE		960,349

INDUSTRIALS - 7.32%
Aerospace & Defense - 0.74%
CBC Ammo LLC / CBC FinCo, Inc.
7.250%, 11/15/2021 (Acquired 04/09/2015 - 02/22/2016, Cost $227,252) (i) (r)	254,000	248,920

Air Freight & Logistics - 0.36%
XPO Logistics, Inc.
6.500%, 06/15/2022 (r)	114,000	119,558

Building Products - 1.93%
Allegion PLC
5.875%, 09/15/2023	47,000	50,878
Ashton Woods USA LLC / Ashton Woods Finance Company
6.875%, 02/15/2021 (r)	35,000	34,125
Associated Materials LLC / AMH New Finance, Inc.
9.125%, 11/01/2017	210,000	198,974
Builders FirstSource, Inc.
5.625%, 09/01/2024 (r)	70,000	72,100
FBM Finance, Inc.
8.250%, 08/15/2021 (r)	65,000	68,250
Standard Industries, Inc.
6.000%, 10/15/2025 (r)	124,000	133,300
WESCO Distribution, Inc.
5.375%, 06/15/2024 (r)	88,000	88,385
		646,012
Commercial Services & Supplies - 0.87%
Ashtead Capital, Inc.
5.625%, 10/01/2024 (r)	63,000	66,623
Herc Rentals, Inc.
7.750%, 06/01/2024 (r)	97,000	99,910
Zachry Holdings, Inc.
7.500%, 02/01/2020 (r)	126,000	126,000
		292,533
Construction & Engineering - 0.57%
AECOM
5.875%, 10/15/2024 (c)	113,000	120,910
Tutor Perini Corp.
7.625%, 11/01/2018	68,000	68,383
		189,293
Electrical Equipment - 0.39%
General Cable Corp.
5.750%, 10/01/2022	137,000	130,835

Machinery - 1.56%
Cleaver-Brooks, Inc.
8.750%, 12/15/2019 (r)	132,000	138,930
Manitowoc Foodservice, Inc.
9.500%, 02/15/2024	55,000	62,975
Meritor, Inc.
6.250%, 02/15/2024	174,000	166,169
Navistar International Corp.
8.250%, 11/01/2021	93,000	92,535
Terex Corp.
6.000%, 05/15/2021	58,000	59,523
		520,132
Trading Companies & Distributors - 0.90%
Real Alloy Holding, Inc.
10.000%, 01/15/2019 (r)	296,000	300,439
TOTAL INDUSTRIALS		2,447,722

INFORMATION TECHNOLOGY - 1.36%
Communications Equipment - 0.26%
CommScope Technologies Finance LLC
6.000%, 06/15/2025 (r)	82,000	87,843

Electronic Equipment, Instruments & Components - 0.57%
Micron Technology, Inc.
7.500%, 09/15/2023 (r)	45,000	50,096
5.500%, 02/01/2025 (c)	51,000	50,235
Sensata Technologies BV
5.625%, 11/01/2024 (r)	85,000	90,099
		190,430
Software - 0.23%
PTC, Inc.
6.000%, 05/15/2024	71,000	76,148

Technology Hardware, Storage & Peripherals - 0.30%
Western Digital Corp.
7.375%, 04/01/2023 (r)	61,000	67,100
10.500%, 04/01/2024 (r)	29,000	33,749
		100,849
TOTAL INFORMATION TECHNOLOGY		455,270

MATERIALS - 4.17%
Chemicals - 1.88%
The Chemours Company
7.000%, 05/15/2025	146,000	144,175
Hexion, Inc.
6.625%, 04/15/2020	198,000	174,735
Iracore International Holdings, Inc.
9.500%, 06/01/2018 (Acquired 05/08/2013 - 03/17/2015, Cost $225,084) (i) (r)	226,000	118,650
Platform Specialty Products Corp.
6.500%, 02/01/2022 (r)	64,000	62,560
Rayonier AM Products, Inc.
5.500%, 06/01/2024 (r)	139,000	127,880
		628,000
Containers & Packaging - 0.21%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
7.000%, 07/15/2024 (r)	65,000	69,834

Metals & Mining - 1.09%
Century Aluminum Company
7.500%, 06/01/2021 (r)	80,000	74,000
Kaiser Aluminum Corp.
5.875%, 05/15/2024	75,000	78,563
Noranda Aluminum Acquisition Corp.
11.000%, 06/01/2019 (d) (f) (i)	222,000	0
Rain CII Carbon LLC / CII Carbon Corp.
8.000%, 12/01/2018 (r)	103,000	101,326
8.250%, 01/15/2021 (r)	115,000	112,700
		366,589
Paper & Forest Products - 0.99%
Appvion, Inc.
9.000%, 06/01/2020 (Acquired 11/13/2013 - 08/31/2015, Cost $268,207) (i) (r)	313,000	203,450
Neenah Paper, Inc.
5.250%, 05/15/2021 (Acquired 05/16/2013 - 05/02/2014, Cost $124,132) (i) (r)	124,000	127,100
		330,550
TOTAL MATERIALS		1,394,973

REAL ESTATE - 0.26%
Equity Real Estate Investment Trusts - 0.26%
The GEO Group, Inc.
5.875%, 10/15/2024	100,000	86,500
TOTAL REAL ESTATE		86,500

TELECOMMUNICATION SERVICES - 0.71%
Diversified Telecommunication Services - 0.49%
Communications Sales & Leasing, Inc. / CSL Capital LLC
8.250%, 10/15/2023	156,000	164,501

Wireless Telecommunication Services - 0.22%
Wind Acquisition Finance SA
7.375%, 04/23/2021 (r)	71,000	74,461
TOTAL TELECOMMUNICATION SERVICES		238,962

UTILITIES - 0.73%
Independent Power and Renewable Electricity Producers - 0.73%
Calpine Corp.
5.750%, 01/15/2025	79,000	78,210
Dynegy, Inc.
7.625%, 11/01/2024 (c)	99,000	97,713
NRG Energy, Inc.
7.250%, 05/15/2026 (r)	67,000	68,508
TOTAL UTILITIES		244,431
Total corporate bonds (Cost $12,758,872)		12,131,580

TERM LOANS - 1.69%
ENERGY - 1.23%
Energy Equipment & Services - 1.23%
Fieldwood Energy LLC
8.000%, 08/31/2020 (b) (p)	80,218	67,057
8.375%, 09/30/2020 (b) (p)	108,296	77,161
8.375%, 09/30/2020 (b) (p)	181,704	73,287
Jonah Energy LLC
7.500%, 05/12/2021 (b) (p)	215,000	192,425
TOTAL ENERGY		409,930

MATERIALS - 0.17%
Metals & Mining - 0.17%
Noranda Aluminum Acquisition Corp.
5.750%, 02/28/2019 (b) (d) (i) (p)	440,589	56,175
TOTAL MATERIALS		56,175

UTILITIES - 0.29%
Electric Utilities - 0.29%
Texas Competitive Electric Holdings Company LLC
5.000%, 08/04/2023 (b) (e) (p)	18,150	18,310
5.000%, 08/04/2023 (b) (e) (p)	79,576	80,280
TOTAL UTILITIES		98,590
Total term loans (Cost $958,449)		564,695

WARRANTS - 0.01%
ENERGY - 0.01%
Oil, Gas & Consumable Fuels - 0.01%
Comstock Resources, Inc. (a) (f) (i)
Expiration: June 2020,
Exercise Price: $0.01	432	3,296
TOTAL ENERGY		3,296
Total warrants (Cost $3,682)		3,296
Total long-term investments (Cost $33,729,368)		33,239,131

SHORT-TERM INVESTMENTS - 0.76%
Time Deposits - 0.76%
Banco Santander SA, 0.15%, 10/03/2016*	255,413	255,413
Total short-term investments (Cost $255,413)		255,413

Total investments - 100.15% (Cost $33,984,781)		33,494,544

Liabilities in excess of other assets - (0.15)%		(51,045)

Net assets - 100.00%		$33,443,499

(a)	- Non-income producing security.
(b)	- The coupon rate shown on variable rate securities represents the rate at September 30, 2016.
(c)	- All or a portion of this security is segregated as collateral for delayed delivery securities.
(d)	- Issuer is currently in default on its regularly scheduled interest payments.
(e)	- Delayed delivery security.
(f)
- Security was fair valued under guidelines established by and under the general supervision and responsibility of the Trust's Board of Trustees.  The total market value of these securities was $360,113, which represented 1.08% of net assets.  See Security Valuation below.

(i)	- Illiquid security.
(p)	- Payment in-kind security.
(r)
- Restricted security under Rule 144A of the Securities Act of 1933.  Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.  The total market value of these securities was $8,019,561, which represented 23.98% of net assets.

(v)
- Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model.  The total market value of these securities was $919,505, which represented 2.75% of net assets.  See Security Valuation below.

ADR	- American Depositary Receipt
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 68 industries and 157 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - September 30, 2016
Hotchkis & Wiley High Yield Fund (Unaudited)

	Principal
CORPORATE BONDS - 86.37%	Amount	Value
Advertising - 0.52%
MDC Partners, Inc.
6.500%, 05/01/2024 (r)	$14,790,000	$13,643,775

Aerospace/Defense - 0.82%
CBC Ammo LLC / CBC FinCo, Inc.
7.250%, 11/15/2021 (Acquired 04/09/2015 - 05/24/2016, Cost $19,673,018) (i) (r)	21,829,000	21,392,420

Auto Parts & Equipment - 1.38%
Adient Global Holdings Ltd.
4.875%, 08/15/2026 (r)	6,060,000	6,075,150
Meritor, Inc.
6.250%, 02/15/2024	17,956,000	17,147,980
ZF North America Capital, Inc.
4.750%, 04/29/2025 (r)	12,155,000	12,808,331
		36,031,461
Automakers - 0.64%
Navistar International Corp.
8.250%, 11/01/2021 (c)	16,712,000	16,628,440

Banking - 1.00%
Popular, Inc.
7.000%, 07/01/2019	25,270,000	26,154,450

Building & Construction - 3.13%
Ashton Woods USA LLC / Ashton Woods Finance Company
6.875%, 02/15/2021 (r)	2,385,000	2,325,375
Tutor Perini Corp.
7.625%, 11/01/2018	13,013,000	13,086,198
WCI Communities, Inc.
6.875%, 08/15/2021	17,900,000	19,063,500
Weekley Homes LLC / Weekley Finance Corp.
6.000%, 02/01/2023	26,718,000	23,912,610
Zachry Holdings, Inc.
7.500%, 02/01/2020 (r)	23,108,000	23,108,000
		81,495,683
Building Materials - 4.97%
Allegion PLC
5.875%, 09/15/2023	11,525,000	12,475,812
Associated Materials LLC / AMH New Finance, Inc.
9.125%, 11/01/2017 (c)	20,156,000	19,097,810
Builders FirstSource, Inc.
5.625%, 09/01/2024 (r)	12,930,000	13,317,900
FBM Finance, Inc.
8.250%, 08/15/2021 (r)	12,665,000	13,298,250
Masonite International Corp.
5.625%, 03/15/2023 (r)	6,141,000	6,509,460
RSI Home Products, Inc.
6.500%, 03/15/2023 (r)	20,523,000	21,754,380
Standard Industries, Inc.
6.000%, 10/15/2025 (r)	18,986,000	20,409,950
WESCO Distribution, Inc.
5.375%, 06/15/2024 (r)	22,542,000	22,640,734
		129,504,296
Cable & Satellite TV - 5.42%
Altice Luxembourg SA
7.625%, 02/15/2025 (r)	21,777,000	22,484,752
Cable One, Inc.
5.750%, 06/15/2022 (r)	17,158,000	17,973,005
CCO Holdings LLC / CCO Holdings Capital Corp.
5.375%, 05/01/2025 (r)	14,042,000	14,761,652
5.750%, 02/15/2026 (r)	17,139,000	18,210,188
SFR Group SA
6.000%, 05/15/2022 (r)	21,234,000	21,738,307
Virgin Media Finance PLC
6.375%, 04/15/2023 (r)	20,290,000	21,405,950
VTR Finance BV
6.875%, 01/15/2024 (r)	23,755,000	24,645,813
		141,219,667

Chemicals - 4.54%
The Chemours Company
7.000%, 05/15/2025	21,577,000	21,307,287
Hexion, Inc.
6.625%, 04/15/2020 (c)	23,228,000	20,498,710
Momentive Performance Materials, Inc.
3.880%, 10/24/2021 (c)	25,222,000	21,154,952
Momentive Performance Materials, Inc. - Escrow
8.875%, 10/15/2020 (a) (f) (i)	24,222,000	0
OMNOVA Solutions, Inc.
7.875%, 11/01/2018 (c)	15,892,000	15,960,733
Perstorp Holding AB
8.750%, 05/15/2017 (r)	21,042,000	21,047,261
Platform Specialty Products Corp.
6.500%, 02/01/2022 (r)	18,694,000	18,273,385
		118,242,328
Consumer/Commercial/Lease Financing - 1.35%
Credit Acceptance Corp.
6.125%, 02/15/2021	19,234,000	19,426,340
Lincoln Finance Ltd.
7.375%, 04/15/2021 (r)	14,666,000	15,875,945
		35,302,285
Department Stores - 0.74%
JC Penney Corp., Inc.
5.875%, 07/01/2023 (r)	18,621,000	19,412,393

Diversified Capital Goods - 1.77%
Apex Tool Group LLC
7.000%, 02/01/2021 (r)	23,425,000	22,517,281
General Cable Corp.
5.750%, 10/01/2022	24,720,000	23,607,600
		46,124,881
Electric - Generation - 1.99%
Calpine Corp.
5.750%, 01/15/2025	19,040,000	18,849,600
Dynegy, Inc.
7.625%, 11/01/2024 (c)	19,356,000	19,104,372
NRG Energy, Inc.
7.250%, 05/15/2026 (r)	13,523,000	13,827,267
		51,781,239
Electronics - 1.45%
Micron Technology, Inc.
7.500%, 09/15/2023 (r)	8,445,000	9,401,312
5.500%, 02/01/2025 (c)	10,003,000	9,852,955
Sensata Technologies BV
5.625%, 11/01/2024 (r)	17,493,000	18,542,580
		37,796,847
Energy - Exploration & Production - 7.93%
Bellatrix Exploration Ltd.
8.500%, 05/15/2020 (Acquired 05/15/2015 - 05/24/2016, Cost $15,993,527) (i) (r)	18,866,000	17,639,710
Callon Petroleum Company
6.125%, 10/01/2024 (e) (r)	8,215,000	8,523,062
Comstock Resources, Inc.
10.000%, 03/15/2020 (p)	21,794,000	20,268,420
Continental Resources, Inc.
5.000%, 09/15/2022 (c)	12,952,000	12,952,000
Energy XXI Gulf Coast, Inc.
11.000%, 03/15/2020 (d) (r)	21,136,000	8,560,080
Gulfport Energy Corp.
7.750%, 11/01/2020	19,880,000	20,724,900
Kosmos Energy Ltd.
7.875%, 08/01/2021 (r)	25,189,000	24,559,275
Lonestar Resources America, Inc.
8.750%, 04/15/2019 (Acquired 09/03/2015 - 06/22/2016, Cost $10,245,686) (i) (r)	17,158,000	10,895,330
Murphy Oil Corp.
6.875%, 08/15/2024	13,030,000	13,490,324
Parsley Energy LLC / Parsley Finance Corp.
7.500%, 02/15/2022 (r)	11,230,000	11,988,025
PetroQuest Energy, Inc.
10.000%, 02/15/2021 (Acquired 08/12/2010 - 08/04/2016, Cost $16,147,571) (i) (p) (r)	17,332,000	11,439,120
Range Resources Corp.
5.000%, 08/15/2022 (r)	13,060,000	13,060,000
Rice Energy, Inc.
6.250%, 05/01/2022 (c)	18,467,000	19,159,513

Warren Resources, Inc.
9.000%, 08/01/2022 (d) (i)	15,131,000	160,767
Whiting Petroleum Corp.
5.750%, 03/15/2021	14,268,000	13,411,920
		206,832,446
Food - Wholesale - 2.56%
Pinnacle Operating Corp.
9.000%, 11/15/2020 (Acquired 09/13/2013 - 08/04/2016, Cost $23,968,007) (i) (r)	23,448,000	16,413,600
Shearer's Foods LLC / Chip Finance Corp.
9.000%, 11/01/2019 (r)	14,536,000	15,302,774
TreeHouse Foods, Inc.
6.000%, 02/15/2024 (r)	13,671,000	14,781,769
Wells Enterprises, Inc.
6.750%, 02/01/2020 (r)	19,597,000	20,307,391
		66,805,534
Forestry/Paper - 2.13%
Appvion, Inc.
9.000%, 06/01/2020 (Acquired 11/13/2013 - 04/07/2016, Cost $14,956,215) (i) (r)	20,035,000	13,022,750
Neenah Paper, Inc.
5.250%, 05/15/2021 (Acquired 05/16/2013 - 08/23/2016, Cost $18,924,405) (i) (r)	18,898,000	19,370,450
Rayonier AM Products, Inc.
5.500%, 06/01/2024 (r)	25,025,000	23,023,000
		55,416,200
Gaming - 2.59%
MCE Finance Ltd.
5.000%, 02/15/2021 (r)	9,159,000	9,229,451
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
5.625%, 05/01/2024 (r)	6,270,000	6,816,744
MGM Resorts International
7.750%, 03/15/2022 (c)	17,367,000	20,189,138
Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp.
6.125%, 08/15/2021 (r)	12,519,000	12,957,165
Wynn Macau Ltd.
5.250%, 10/15/2021 (r)	18,040,000	18,310,600
		67,503,098
Gas Distribution - 2.08%
Holly Energy Partners LP / Holly Energy Finance Corp.
6.500%, 03/01/2020	5,056,000	5,239,280
6.000%, 08/01/2024 (r)	14,602,000	15,186,080
Niska Gas Storage Ltd. / Niska Gas Storage Canada Finance Corp.
6.500%, 04/01/2019	14,447,000	14,410,882
PBF Logistics LP / PBF Logistics Finance Corp.
6.875%, 05/15/2023	19,977,000	19,352,719
		54,188,961
Health Facilities - 2.97%
CHS / Community Health Systems, Inc.
5.125%, 08/01/2021	6,675,000	6,624,937
6.875%, 02/01/2022	19,379,000	16,762,835
HCA, Inc.
5.000%, 03/15/2024	4,985,000	5,296,563
5.375%, 02/01/2025	28,100,000	29,048,375
Tenet Healthcare Corp.
6.750%, 06/15/2023	21,208,000	19,776,460
		77,509,170
Health Services - 0.47%
Universal Hospital Services, Inc.
7.625%, 08/15/2020	12,874,000	12,326,855

Machinery - 1.76%
Cleaver-Brooks, Inc.
8.750%, 12/15/2019 (r)	18,594,000	19,570,185
Manitowoc Foodservice, Inc.
9.500%, 02/15/2024	11,304,000	12,943,080
Terex Corp.
6.000%, 05/15/2021	12,942,000	13,281,728
		45,794,993
Managed Care - 0.41%
Centene Corp.
6.125%, 02/15/2024	9,940,000	10,809,750

Media Content - 1.29%
Entercom Radio LLC
10.500%, 12/01/2019	11,364,000	11,846,970
Townsquare Media, Inc.
6.500%, 04/01/2023 (r)	21,340,000	21,740,125
		33,587,095

Medical Products - 2.04%
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp.
8.125%, 06/15/2021 (r)	12,451,000	11,610,557
Halyard Health, Inc.
6.250%, 10/15/2022	21,015,000	21,592,913
Hill-Rom Holdings, Inc.
5.750%, 09/01/2023 (r)	18,525,000	19,864,358
		53,067,828
Metals/Mining Excluding Steel - 3.03%
Century Aluminum Company
7.500%, 06/01/2021 (r)	21,324,000	19,724,700
Kaiser Aluminum Corp.
5.875%, 05/15/2024	12,122,000	12,697,795
Noranda Aluminum Acquisition Corp.
11.000%, 06/01/2019 (d) (f) (i)	18,476,000	0
Rain CII Carbon LLC / CII Carbon Corp.
8.000%, 12/01/2018 (r)	12,175,000	11,977,156
8.250%, 01/15/2021 (r)	15,502,000	15,191,960
Real Alloy Holding, Inc.
10.000%, 01/15/2019 (r)	19,102,000	19,388,530
		78,980,141
Oil Field Equipment & Services - 4.94%
Atwood Oceanics, Inc.
6.500%, 02/01/2020	10,186,000	8,072,405
Globe Luxembourg SCA
9.625%, 05/01/2018 (r)	15,363,000	14,172,367
Iracore International Holdings, Inc.
9.500%, 06/01/2018 (Acquired 05/08/2013 - 04/14/2015, Cost $17,164,102) (i) (r)	18,538,000	9,732,450
McDermott International, Inc.
8.000%, 05/01/2021 (r)	24,013,000	22,842,366
PHI, Inc.
5.250%, 03/15/2019	22,289,000	21,564,608
Shelf Drilling Holdings Ltd.
8.625%, 11/01/2018 (r)	17,207,000	13,765,600
Transocean, Inc.
9.000%, 07/15/2023 (r)	14,906,000	14,570,615
Unit Corp.
6.625%, 05/15/2021	28,034,000	23,969,070
Vantage Drilling International - Escrow
7.500%, 11/01/2019 (a) (f) (i)	833,000	0
7.125%, 04/01/2023 (a) (f) (i)	28,058,000	0
		128,689,481
Oil Refining & Marketing - 1.34%
Calumet Specialty Products Partners LP / Calumet Finance Corp.
6.500%, 04/15/2021	24,559,000	20,199,777
PBF Holding Company LLC / PBF Finance Corp.
8.250%, 02/15/2020 (c)	14,191,000	14,708,972
		34,908,749
Packaging - 0.86%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.125%, 07/15/2023 (r)	16,825,000	17,392,844
7.000%, 07/15/2024 (r)	4,792,000	5,148,405
		22,541,249
Personal & Household Products - 2.27%
American Greetings Corp.
7.375%, 12/01/2021 (c)	21,982,000	22,943,712
Central Garden & Pet Company
6.125%, 11/15/2023	11,879,000	12,799,623
FGI Operating Company LLC / FGI Finance, Inc.
7.875%, 05/01/2020 (i)	16,801,000	14,028,835
Vista Outdoor, Inc.
5.875%, 10/01/2023 (r)	8,980,000	9,429,000
		59,201,170
Pharmaceuticals - 2.87%
AMAG Pharmaceuticals, Inc.
7.875%, 09/01/2023 (r)	23,347,000	22,413,120
Endo Ltd. / Endo Finance LLC / Endo Finco, Inc.
6.000%, 07/15/2023 (r)	19,062,000	17,441,730
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
5.750%, 08/01/2022 (r)	21,501,000	21,312,866
Valeant Pharmaceuticals International, Inc.
6.125%, 04/15/2025 (r)	15,867,000	13,705,121
		74,872,837
Printing & Publishing - 1.21%
Harland Clarke Holdings Corp.
9.250%, 03/01/2021 (r)	28,913,000	24,684,474

LSC Communications, Inc.
8.750%, 10/15/2023 (r)	6,775,000	6,775,000
		31,459,474
Recreation & Travel - 0.59%
Interval Acquisition Corp.
5.625%, 04/15/2023	14,876,000	15,433,850

Restaurants - 1.60%
1011778 BC ULC / New Red Finance, Inc.
6.000%, 04/01/2022 (r)	7,316,000	7,681,800
KFC Holding Company / Pizza Hut Holdings LLC / Taco Bell of America LLC
5.250%, 06/01/2026 (r)	14,761,000	15,646,660
Ruby Tuesday, Inc.
7.625%, 05/15/2020 (i)	19,287,000	18,370,868
		41,699,328
Software/Services - 1.34%
PTC, Inc.
6.000%, 05/15/2024	14,681,000	15,745,373
VeriSign, Inc.
5.250%, 04/01/2025	18,259,000	19,263,245
		35,008,618
Specialty Retail - 1.51%
Chinos Intermediate Holdings A, Inc.
7.750%, 05/01/2019 (p) (r)	17,556,497	6,671,469
CST Brands, Inc.
5.000%, 05/01/2023	11,175,000	11,803,594
PetSmart, Inc.
7.125%, 03/15/2023 (r)	19,797,000	20,836,342
		39,311,405
Support - Services - 3.30%
AECOM
5.875%, 10/15/2024 (c)	21,443,000	22,944,010
Ashtead Capital, Inc.
5.625%, 10/01/2024 (r)	12,089,000	12,784,117
The GEO Group, Inc.
5.875%, 10/15/2024	18,498,000	16,000,770
Herc Rentals, Inc.
7.750%, 06/01/2024 (r)	17,088,000	17,600,640
Sotheby's
5.250%, 10/01/2022 (r)	16,637,000	16,595,408
		85,924,945
Technology Hardware & Equipment - 2.22%
CDW LLC / CDW Finance Corp.
5.500%, 12/01/2024	17,635,000	18,913,537
CommScope Technologies Finance LLC
6.000%, 06/15/2025 (r)	18,030,000	19,314,637
Western Digital Corp.
7.375%, 04/01/2023 (r)	11,976,000	13,173,600
10.500%, 04/01/2024 (r)	5,526,000	6,430,883
		57,832,657
Telecom - Wireless - 0.58%
Wind Acquisition Finance SA
7.375%, 04/23/2021 (r)	14,397,000	15,098,854

Telecom - Wireline Integrated & Services - 1.57%
Communications Sales & Leasing, Inc. / CSL Capital LLC
8.250%, 10/15/2023	20,360,000	21,469,416
Sable International Finance Ltd.
6.875%, 08/01/2022 (r)	18,757,000	19,554,173
		41,023,589
Theaters & Entertainment - 0.30%
National CineMedia LLC
5.750%, 08/15/2026 (r)	7,625,000	7,930,000

Transport Infrastructure/Services - 0.89%
XPO Logistics, Inc.
6.500%, 06/15/2022 (r)	22,072,000	23,148,010
Total corporate bonds (Cost $2,288,593,225)		2,251,636,452

ASSET-BACKED SECURITIES - 0.45%
Air Transportation - 0.45%
U.S. Airways Pass Through Trust - Class B - Series 2012-2
6.750%, 06/03/2021	10,801,394	11,760,018
Total asset-backed securities (Cost $11,356,779)		11,760,018

CONVERTIBLE BONDS - 1.13%
Auto Parts & Equipment - 0.31%
Meritor, Inc.
7.875%, 03/01/2026	6,042,000	8,156,700

Automakers - 0.40%
Navistar International Corp.
4.750%, 04/15/2019	10,986,000	10,306,242

Energy - Exploration & Production - 0.42%
Cobalt International Energy, Inc.
2.625%, 12/01/2019	19,419,000	9,976,511
3.125%, 05/15/2024	2,824,000	1,101,360
		11,077,871
Total convertible bonds (Cost $28,858,879)		29,540,813

TERM LOANS - 2.65%
Electric - Generation - 0.60%
Texas Competitive Electric Holdings Company LLC
5.000%, 08/04/2023 (b) (e) (p)	2,890,388	2,915,940
5.000%, 08/04/2023 (b) (e) (p)	12,673,255	12,785,286
		15,701,226
Energy - Exploration & Production - 1.70%
Fieldwood Energy LLC
8.000%, 08/31/2020 (b) (p)	9,785,808	6,972,388
8.375%, 09/30/2020 (b) (p)	7,248,658	6,059,443
8.375%, 09/30/2020 (b) (p)	16,419,192	6,622,353
Jonah Energy LLC
7.500%, 05/12/2021 (b) (p)	18,315,210	16,392,113
Lonestar Resources America, Inc.
12.000%, 12/31/2021 (f) (i) (p)	9,000,000	8,236,800
		44,283,097
Metals/Mining Excluding Steel - 0.03%
Noranda Aluminum Acquisition Corp.
5.750%, 02/28/2019 (b) (d) (i) (p)	6,811,667	868,487

Specialty Retail - 0.32%
J.Crew Group, Inc.
4.000%, 03/05/2021 (b) (p)	10,335,155	8,231,951
Total term loans (Cost $85,233,402)		69,084,761

	Shares
CONVERTIBLE PREFERRED STOCKS - 0.12%	Held
Oil Field Equipment & Services - 0.12%
McDermott International, Inc., 6.250% (i)	178,219	3,154,476
Total convertible preferred stocks (Cost $4,532,955)		3,154,476

PREFERRED STOCKS - 1.99%
Banking - 1.99%
Citigroup, Inc., 7.125% (b)	561,045	16,247,863
Countrywide Capital V, 7.000%	537,225	13,838,916
Royal Bank of Scotland Group PLC, 6.600%	866,316	21,874,479
		51,961,258
Energy - Exploration & Production - 0.00%
Lone Pine Resources, Inc. Multiple Voting Shares (a) (f) (i)	1,596,813	0
Total preferred stocks (Cost $47,058,121)		51,961,258

COMMON STOCKS - 1.63%
Automakers - 0.21%
General Motors Company	168,155	5,342,284
General Motors Company - Escrow (a) (f) (i)	352,400	0
		5,342,284
Energy - Exploration & Production - 0.08%
Lone Pine Resources, Inc. (a) (f) (i)	414,738	0
Lone Pine Resources, Inc. - Escrow (a) (f) (i)	3,325,000	0
PetroQuest Energy, Inc. (a)	337,194	1,166,692
Prairie Provident Resources, Inc. (a)	1,526,084	1,023,632
		2,190,324
Metals/Mining Excluding Steel - 0.75%
Horsehead Holding LLC (a) (f) (i)	76,444	19,487,945

Oil Field Equipment & Services - 0.15%
Vantage Drilling International (a) (i)	49,988	3,999,040

Specialty Retail - 0.44%
Quiksilver, Inc. (a) (f) (i)	582,983	11,502,255
Total common stocks (Cost $82,106,538)		42,521,848

WARRANTS - 0.13%
Automakers - 0.07%
General Motors Company (a)
Expiration: July 2019,
Exercise Price: $18.33	133,142	1,858,662

Energy - Exploration & Production - 0.06%
Comstock Resources, Inc. (a) (f) (i)
Expiration: June 2020,
Exercise Price: $0.01	59,934	457,297
Lonestar Resources America, Inc. (a) (f) (i)
Expiration: December 2021,
Exercise Price: $5.00	180,000	936,000
		1,393,297
Total warrants (Cost $3,197,484)		3,251,959
Total long-term investments (Cost $2,550,937,383)		2,462,911,585

	Principal
SHORT-TERM INVESTMENTS - 4.69%	Amount
Time Deposits - 4.69%
Deutsche Bank AG, 0.15%, 10/03/2016*	$122,145,344	122,145,344
Total short-term investments (Cost $122,145,344)		122,145,344

Total investments - 99.16% (Cost $2,673,082,727)		2,585,056,929

Other assets in excess of liabilities - 0.84%		21,943,770

Net assets - 100.00%		$2,607,000,699

(a)	- Non-income producing security.
(b)	- The coupon rate shown on variable rate securities represents the rate at September 30, 2016.
(c)	- All or a portion of this security is segregated as collateral for credit default swap contracts, delayed delivery securities and unfunded loan commitments.

(d)	- Issuer is currently in default on its regularly scheduled interest payments.
(e)	- Delayed delivery security.
(f)
- Security was fair valued under guidelines established by and under the general supervision and responsibility of the Trust's Board of Trustees.  The total market value of these securities was $40,620,297, which represented 1.56% of net assets.  See Security Valuation below.

(i)	- Illiquid security.
(p)	- Payment in-kind security.
(r)
- Restricted security under Rule 144A of the Securities Act of 1933.  Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.  The total market value of these securities was $1,303,707,314, which represented 50.01% of net assets.

*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

Schedule of Credit Default Swap Contracts - September 30, 2016
Hotchkis & Wiley High Yield Fund (Unaudited)

CREDIT DEFAULT SWAP CONTRACTS - BUY PROTECTION(1)

Reference Entity	Counterparty	Receive Fixed Rate	Expiration Date	Notional Amount(2)	Premiums Paid (Received)	Value(3)	Unrealized Appreciation (Depreciation)

Markit CDX.NA.HY.26	Goldman Sachs International (4)	5.00%	6/20/2021	$ 20,000,000	$ (790,187)	$ (1,054,571)	$ (264,384)
Markit CDX.NA.HY.27	Goldman Sachs International (4)	5.00%	12/20/2021	26,000,000	(1,109,004)	(1,148,726)	(39,722)
				$ 46,000,000	$ (1,899,191)	$ (2,203,297)	$ (304,106)
(1) The buyer of protection is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default occurs. If a credit event occurs, as defined under the terms of that particular swap agreement, the seller will pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced entity or underlying securities comprising the referenced index.

(2) The maximum potential payment the Fund could receive as a buyer or pay as a seller of credit protection if a credit event occurs as defined under the terms of the swap agreement.
(3) The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4) Moody's rating of Goldman Sachs International, the counterparty, as of September 30, 2016 was A3.

The cost basis of investments, excluding foreign currency transactions, futures contracts and credit default swap contracts, for federal income tax purposes at September 30, 2016 was as follows*:

	Diversified	Large Cap	Mid-Cap	Small Cap
	Value Fund	Value Fund	Value Fund	Value Fund
Cost of investments	$172,708,407	$565,600,349	$2,269,749,705	$787,743,378
Gross unrealized appreciation	4,422,705	22,856,858	277,086,740	118,362,866
Gross unrealized depreciation	(52,150,569)	(118,884,254)	(498,371,590)	(124,034,224)
Net unrealized depreciation	$(47,727,864)	$(96,027,396)	$(221,284,850)	$(5,671,358)

	Small Cap Diversified Value Fund	Global Value Fund	International Value Fund	Value Opportunities Fund
Cost of investments	$15,181,000	$5,787,062	$1,934,132	$495,608,836
Gross unrealized appreciation	2,381,367	711,565	140,374	43,007,889
Gross unrealized depreciation	(1,159,592)	(722,935)	(108,486)	(81,335,772)
Net unrealized appreciation (depreciation)	$1,221,775	$(11,370)	$31,888	$(38,327,883)
	Capital	High

	Income Fund	Yield Fund
Cost of investments	$33,984,781	$2,673,082,727
Gross unrealized appreciation	2,972,527	91,950,723
Gross unrealized depreciation	(3,462,764)	(179,976,521)
Net unrealized depreciation	$(490,237)	$(88,025,798)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, as well as information regarding other significant accounting policies, please refer to the Notes to the Financial Statements section in the Funds’ most recent semi-annual or annual report.

Security Valuation. Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average between the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Fixed-income securities are generally valued on the basis of quotes obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models.   Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange. When fair value pricing is employed, the value of the portfolio securities used to calculate the Funds’ net asset values may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of each Fund’s assets as of September 30, 2016:

	Diversified Value	Large Cap Value	Mid-Cap Value	Small Cap Value	Small Cap Diversified Value

Level 1 -- Quoted prices in an active market:
Common Stocks	$123,928,266	$464,725,489	$1,859,373,544	$769,163,299	$15,683,346
Investment Companies	-	-	-	-	436,886
Money Market Funds	740,955	3,487,600	4,687,460	3,792,520	-
Level 2 -- Other significant observable market inputs:
Common Stocks:
Energy	-	-	116,094,724	7,930,799	-
Industrials	-	-	51,498,274	-	-
Time Deposits	311,322	1,359,864	16,810,853	1,185,402	282,543
Level 3 -- Significant unobservable
inputs	-	-	-	-	-
Total Investments	$124,980,543	$469,572,953	$2,048,464,855	$782,072,020	$16,402,775

	Global Value	International Value	Value Opportunities	Capital Income	High Yield

Level 1 -- Quoted prices in an active market:
Common Stocks	$3,635,960	$705,490	$319,143,300	$18,215,816	$7,532,608
Investment Companies	-	-	991,287	100,255	-
Preferred Stocks	-	-	166,110	129,103	51,961,258
Convertible Preferred Stocks	-	-	-	61,383	3,154,476
Warrants	-	-	2,961,650	-	1,858,662
Money Market Funds	-	-	3,421,610	-	-

Level 2 -- Other significant observable market inputs:
Common Stocks:
Consumer Discretionary	157,341	72,263	2,185,143	-	-
Consumer Staples	73,270	31,147	-	-	-
Energy / Energy - Exploration & Production	354,945	139,476	26,546,632	1,094,186	-
Financials	542,248	327,112	13,797,333	-	-
Health Care	188,881	128,480	-	220,053	-
Industrials	678,098	368,348	35,100,573	-	-
Information Technology	46,601	84,984	2,889,280	165,693	-
Materials / Oil Field Equipment & Services	-	40,179	-	-	3,999,040
Telecommunication Services	28,707	68,541	-	-	-
Preferred Stocks:
Financials	-	-	586,010	-	-
Convertible Preferred Stocks:
Energy	-	-	-	19,010	-
Convertible Bonds	-	-	11,302,500	177,244	29,540,813
Corporate Bonds	-	-	26,551,537	12,131,580	2,251,636,452
Asset-Backed Securities	-	-	-	-	11,760,018
Term Loans	-	-	2,567,900	564,695	60,847,961
Purchased Put Options	-	-	1,318,750	-	-
Warrants	-	-	461,116	3,296	1,393,297
Time Deposits	69,641	-	2,434,306	255,413	122,145,344
Level 3 -- Significant unobservable inputs:
Common Stocks: Consumer Discretionary / Automakers	-	-	-	0	0
Consumer Discretionary / Specialty Retail	-	-	-	137,321	11,502,255
Energy / Energy – Exploration & Production	-	-	-	0	0
Materials / Metals/Mining Excluding Steel	-	-	1,195,116	219,496	19,487,945
Preferred Stocks:
Energy / Energy - Exploration & Production	-	-	-	0	0
Corporate Bonds	- -	- -	0 3,660,800	0 -	0 8,236,800
Term Loans
Total Investments	$5,775,692	$1,966,020	$457,280,953	$33,494,544	$2,585,056,929

Other Financial Instruments
Level 1 -- Quoted prices in an active market			$ -		$ -
Level 2 -- Other significant observable market inputs:
Futures Contracts *			(356,524)		-
Credit Default Swap Contracts *			-		(304,106)
Level 3 -- Significant unobservable inputs			-		-

Total Other Financial Instruments			$ (356,524)		$ (304,106)

* Futures contracts and credit default swap contracts are derivative instruments not reflected on the Schedule of Investments and are reflected at the unrealized appreciation (depreciation) on the instrument.

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.

There were transfers from Level 1 to Level 2 of $2,273,033 in the Value Opportunities Fund using market values as of September 30, 2016.  The transfers were due to lack of trading volume on September 30, 2016.  There were transfers from Level 1 to Level 2 of $1,822,463 in the Small Cap Value Fund, $30,803 in the Global Value Fund, $29,128 in the International Value Fund and $7,290,516 in the Value Opportunities Fund using market values as of September 30, 2016.  The transfers were due to securities being fair valued as a result of market movements following the close of local trading on September 30, 2016.  There were transfers from Level 2 to Level 1 of $13,221 in the Small Cap Diversified Value Fund and $719,903 in the Capital Income Fund using market values as of September 30, 2016.  The transfers were due to increased trading volume on September 30, 2016.  There were transfers from Level 2 to Level 1 of $67,766 in the International Value Fund using market values as of September 30, 2016.  The transfers were due to securities being fair valued as a result of market movements following the close of local trading at the beginning of the reporting period.  There were transfers from Level 2 to Level 3 of $0 in the Value Opportunities Fund, $0 in the Capital Income Fund and $0 in the High Yield Fund using market values as of September 30, 2016.  The transfers were due to lack of observable inputs on September 30, 2016.  There were no transfers into or out of Level 1 or Level 2 during the three months ended September 30, 2016 for the Diversified Value Fund, Large Cap Value Fund and Mid-Cap Value Fund.  Transfers between Levels are recognized at the end of the reporting period.

Commitments. Unfunded loan commitments are contractual obligations for funding to a borrower. At September 30, 2016, the Value Opportunities Fund and High Yield Fund had outstanding unfunded loan commitments of $1,000,000 and $1,000,000, respectively.

Item 2. Controls and Procedures.
(a)
The Registrant’s President / Principal Executive Officer and Treasurer / Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

By (Signature and Title) /s/ Anna Marie Lopez
                                           Anna Marie Lopez
                                           President / Principal Executive Officer

Date  November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Anna Marie Lopez
                                            Anna Marie Lopez
                                            President / Principal Executive Officer

Date  November 28, 2016

By (Signature and Title) /s/ James Menvielle
                                           James Menvielle
                                          Treasurer / Principal Financial Officer

Date November 28, 2016